UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut St., Suite 1580, Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/25

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Annual Shareholder Report

October 31, 2025

Commerce Growth Fund

CFGRX

Fund Overview

This Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$80	0.72%

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Growth Fund generated an annualized total return of 22.43%, underperforming the Russell 1000 Growth Index which returned 30.52% for the same period.

Top Contributors to Performance

  Strong security selection in the Communication Services sector with strong performance from Alphabet Inc Class A (GOOGLE) (5.20%) and Spotify Technology SA (SPOT) (0.85%).

  Strong security selection in the Real Estate sector driven by CBRE Group, Inc. Class A (CBRE) (0.90%).

  Underweight positions in the Consumer Discretionary and Healthcare sectors.

Top Detractors from Performance

  Underweight position in the Information Technology sector.

  Weak security selection in the Information Technology sector with poor performance from Salesforce, Inc. (CRM) (1.02%) and NetApp Inc. (NTAP) (0.82%).

  Weak security selection in the Financial sector with weak results from Fiserv, Inc. (FI) (no longer held at fiscal year-end) and Corpay, Inc. (CPAY) (0.75%).

Annual Shareholder Report

October 31, 2025

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell 1000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,102	$10,033	$10,028
12/15	$10,013	$9,853	$9,881
01/16	$9,676	$9,322	$9,329
02/16	$9,676	$9,319	$9,325
03/16	$10,302	$9,968	$9,954
04/16	$10,253	$10,022	$9,863
05/16	$10,507	$10,198	$10,055
06/16	$10,579	$10,221	$10,015
07/16	$10,932	$10,610	$10,488
08/16	$10,890	$10,624	$10,436
09/16	$10,905	$10,633	$10,474
10/16	$10,564	$10,426	$10,228
11/16	$10,708	$10,837	$10,451
12/16	$10,883	$11,040	$10,580
01/17	$11,197	$11,262	$10,937
02/17	$11,713	$11,698	$11,391
03/17	$11,850	$11,705	$11,523
04/17	$12,132	$11,829	$11,786
05/17	$12,463	$11,980	$12,093
06/17	$12,410	$12,064	$12,061
07/17	$12,676	$12,303	$12,381
08/17	$12,853	$12,341	$12,608
09/17	$12,958	$12,604	$12,772
10/17	$13,381	$12,893	$13,267
11/17	$13,821	$13,286	$13,670
12/17	$13,881	$13,434	$13,777
01/18	$14,657	$14,172	$14,752
02/18	$14,175	$13,652	$14,366
03/18	$13,902	$13,342	$13,972
04/18	$13,885	$13,387	$14,020
05/18	$14,418	$13,729	$14,635
06/18	$14,563	$13,818	$14,776
07/18	$15,143	$14,294	$15,210
08/18	$15,816	$14,787	$16,041
09/18	$15,957	$14,843	$16,131
10/18	$14,751	$13,793	$14,688
11/18	$15,011	$14,073	$14,844
12/18	$13,762	$12,792	$13,568
01/19	$14,813	$13,864	$14,788
02/19	$15,372	$14,333	$15,317
03/19	$15,836	$14,583	$15,753
04/19	$16,676	$15,172	$16,464
05/19	$15,869	$14,205	$15,424
06/19	$16,906	$15,202	$16,484
07/19	$17,240	$15,438	$16,856
08/19	$17,169	$15,155	$16,727
09/19	$17,263	$15,418	$16,729
10/19	$17,568	$15,745	$17,200
11/19	$18,211	$16,340	$17,964
12/19	$18,653	$16,812	$18,506
01/20	$19,081	$16,830	$18,919
02/20	$17,668	$15,455	$17,631
03/20	$15,812	$13,412	$15,896
04/20	$17,962	$15,185	$18,249
05/20	$19,091	$15,986	$19,474
06/20	$19,614	$16,339	$20,322
07/20	$20,998	$17,296	$21,885
08/20	$22,570	$18,565	$24,144
09/20	$21,719	$17,887	$23,008
10/20	$21,062	$17,456	$22,226
11/20	$23,028	$19,511	$24,502
12/20	$24,050	$20,336	$25,629
01/21	$23,765	$20,168	$25,439
02/21	$23,848	$20,753	$25,433
03/21	$24,507	$21,538	$25,870
04/21	$26,120	$22,698	$27,630
05/21	$25,674	$22,805	$27,248
06/21	$26,949	$23,377	$28,958
07/21	$27,883	$23,863	$29,912
08/21	$28,822	$24,553	$31,030
09/21	$27,069	$23,425	$29,293
10/21	$29,247	$25,051	$31,830
11/21	$29,398	$24,715	$32,024
12/21	$30,482	$25,716	$32,701
01/22	$28,060	$24,266	$29,895
02/22	$26,837	$23,600	$28,625
03/22	$27,921	$24,396	$29,745
04/22	$24,992	$22,222	$26,153
05/22	$24,384	$22,188	$25,545
06/22	$22,565	$20,330	$23,521
07/22	$25,297	$22,223	$26,344
08/22	$24,149	$21,370	$25,117
09/22	$21,912	$19,393	$22,675
10/22	$23,161	$20,948	$24,001
11/22	$24,118	$22,081	$25,094
12/22	$22,368	$20,797	$23,173
01/23	$24,054	$22,192	$25,105
02/23	$23,830	$21,663	$24,807
03/23	$25,212	$22,349	$26,502
04/23	$25,496	$22,626	$26,764
05/23	$26,085	$22,731	$27,984
06/23	$27,785	$24,266	$29,897
07/23	$28,489	$25,101	$30,904
08/23	$28,266	$24,662	$30,627
09/23	$26,851	$23,503	$28,961
10/23	$26,539	$22,935	$28,549
11/23	$29,390	$25,077	$31,661
12/23	$30,494	$26,314	$33,063
01/24	$31,033	$26,681	$33,888
02/24	$32,954	$28,122	$36,200
03/24	$33,578	$29,024	$36,837
04/24	$32,288	$27,789	$35,275
05/24	$34,088	$29,097	$37,386
06/24	$36,073	$30,060	$39,907
07/24	$35,846	$30,498	$39,229
08/24	$36,668	$31,221	$40,046
09/24	$37,462	$31,888	$41,180
10/24	$37,391	$31,666	$41,044
11/24	$39,971	$33,704	$43,706
12/24	$40,000	$32,764	$44,092
01/25	$40,570	$33,807	$44,964
02/25	$39,312	$33,216	$43,349
03/25	$36,568	$31,294	$39,697
04/25	$36,928	$31,108	$40,400
05/25	$39,492	$33,093	$43,975
06/25	$41,579	$34,769	$46,778
07/25	$42,642	$35,542	$48,544
08/25	$43,236	$36,290	$49,087
09/25	$44,721	$37,548	$51,695
10/25	$45,777	$38,358	$53,572

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Growth Fund	22.43%	16.80%	16.43%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$242,931,015
# of Portfolio Holdings	56
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$963,880

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.9%
Real Estate	0.9%
Exchange Traded Fund	1.8%
Consumer Staples	2.7%
Industrials	5.2%
Financials	5.5%
Health Care	5.7%
Communication Services	12.1%
Consumer Discretionary	13.7%
Information Technology	51.6%

Annual Shareholder Report

October 31, 2025

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

NVIDIA Corp.	12.6%
Apple, Inc.	10.5%
Microsoft Corp.	10.5%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Eli Lilly & Co.	1.9%
iShares Russell 1000 Growth ETF	1.8%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Annual Shareholder Report

October 31, 2025

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626406_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce MidCap Value Fund

CFMVX

Fund Overview

This Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce MidCap Value Fund	$71	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce MidCap Value Fund generated an annualized total return of 2.49%, underperforming the Russell MidCap Value Index which returned 7.86% for the same period.

Top Contributors to Performance

  Overweight position in the Information Technology sector.

  Strong security selection in the Industrials sector with strong results from Rockwell Automation (ROK) (1.28%) and Johnson Controls International (JCI) (1.29%).

  Strong security selection in the Utilities sector with strong performance from UGI Corporation (UGI) (1.25%) and WEC Energy Group (WEC) (1.20%).

Top Detractors from Performance

  Underweight position in the Energy sector.

  Weak security selection in the Information Technology sector with weak results from Microchip Technology (MCHP) (no longer held at fiscal year-end) and Motorola Solutions (MSI) (1.14%).

  Weak security selection in the Materials sector with poor performance from Celanese Corporation (CE) (no longer held at fiscal year-end) and Eastman Chemical Company (EMN) (no longer held at fiscal year-end).

Annual Shareholder Report

October 31, 2025

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for periods since the Fund's inception). For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell Midcap® Value Index
11/13/2023	$10,000	$10,000	$10,000
11/30/2023	$10,570	$10,389	$10,561
12/31/2023	$11,347	$10,902	$11,384
1/31/2024	$11,080	$11,054	$11,180
2/29/2024	$11,517	$11,651	$11,714
3/31/2024	$12,146	$12,024	$12,320
4/30/2024	$11,501	$11,513	$11,676
5/31/2024	$11,808	$12,055	$12,095
6/30/2024	$11,772	$12,454	$11,901
7/31/2024	$12,568	$12,635	$12,620
8/31/2024	$12,862	$12,935	$12,858
9/30/2024	$13,035	$13,211	$13,100
10/31/2024	$12,882	$13,119	$12,936
11/30/2024	$13,713	$13,963	$13,888
12/31/2024	$12,683	$13,574	$12,872
1/31/2025	$13,147	$14,006	$13,324
2/28/2025	$13,051	$13,761	$13,081
3/31/2025	$12,526	$12,965	$12,600
4/30/2025	$12,027	$12,888	$12,287
5/31/2025	$12,639	$13,710	$12,824
6/30/2025	$12,942	$14,405	$13,274
7/31/2025	$13,040	$14,725	$13,512
8/31/2025	$13,520	$15,035	$13,917
9/30/2025	$13,491	$15,556	$14,094
10/31/2025	$13,204	$15,892	$13,952

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 11/13/23
Commerce MidCap Value Fund	2.49%	15.15%
Russell 1000® Index	21.14%	26.60%
Russell Midcap® Value Index	7.86%	18.42%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$37,438,922
# of Portfolio Holdings	82
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$873

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	9.6%
Energy	6.0%
Materials	6.0%
Health Care	7.1%
Utilities	7.3%
Real Estate	8.3%
Consumer Discretionary	8.5%
Information Technology	11.1%
Industrials	17.4%
Financials	18.8%

Annual Shareholder Report

October 31, 2025

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	2.0%
MSCI, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.3%
Principal Financial Group, Inc.	1.3%
Emerson Electric Co.	1.3%
SS&C Technologies Holdings, Inc.	1.3%
Cummins, Inc.	1.3%
Corning, Inc.	1.3%
Johnson Controls International PLC	1.3%
Rockwell Automation, Inc.	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Annual Shareholder Report

October 31, 2025

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626711_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce MidCap Growth Fund

CFAGX

Fund Overview

This Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$86	0.83%

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce MidCap Growth Fund generated an annualized total return of 6.11%, underperforming the Russell MidCap Growth Index which returned 19.59% for the same period.

Top Contributors to Performance

  Overweight position in the Information Technology sector and underweight position in the Consumer Discretionary sector.

  Strong security selection in the Consumer Staples sector with strong performance from Casey’s General Store (CASY) (1.06%) and Performance Food Group (PFGC) (1.08%).

  Strong security selection in the Utilities sector with strong results from NRG Energy, Inc. (1.19%).

Top Detractors from Performance

  Overweight position in the Energy sector and underweight position in the Health Care sector.

  Weak security selection in the Information Technology sector with poor performance from Gartner (IT) (no longer held at fiscal year-end) and Manhattan Associates (MANH) (no longer held at fiscal year-end).

  Weak security selection in the Health Care sector with weak results from Chemed Corporation (CHE) (no longer held at fiscal year-end) and West Pharmaceutical Services (WST) (no longer held at fiscal year-end).

Annual Shareholder Report

October 31, 2025

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell Midcap® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,033	$10,033	$10,022
12/15	$9,801	$9,853	$9,795
01/16	$9,374	$9,322	$9,054
02/16	$9,564	$9,319	$9,196
03/16	$10,135	$9,968	$9,852
04/16	$10,232	$10,022	$9,846
05/16	$10,415	$10,198	$10,008
06/16	$10,512	$10,221	$10,006
07/16	$10,876	$10,610	$10,502
08/16	$10,825	$10,624	$10,471
09/16	$10,779	$10,633	$10,465
10/16	$10,424	$10,426	$10,040
11/16	$10,767	$10,837	$10,477
12/16	$10,870	$11,040	$10,513
01/17	$11,126	$11,262	$10,864
02/17	$11,570	$11,698	$11,176
03/17	$11,630	$11,705	$11,238
04/17	$11,827	$11,829	$11,405
05/17	$12,039	$11,980	$11,677
06/17	$12,112	$12,064	$11,712
07/17	$12,169	$12,303	$11,907
08/17	$12,201	$12,341	$11,991
09/17	$12,550	$12,604	$12,330
10/17	$12,825	$12,893	$12,675
11/17	$13,307	$13,286	$13,099
12/17	$13,410	$13,434	$13,170
01/18	$13,905	$14,172	$13,915
02/18	$13,427	$13,652	$13,478
03/18	$13,478	$13,342	$13,456
04/18	$13,376	$13,387	$13,329
05/18	$13,664	$13,729	$13,827
06/18	$13,926	$13,818	$13,881
07/18	$14,330	$14,294	$14,179
08/18	$14,934	$14,787	$14,996
09/18	$14,937	$14,843	$14,932
10/18	$13,729	$13,793	$13,454
11/18	$14,075	$14,073	$13,796
12/18	$12,826	$12,792	$12,544
01/19	$13,939	$13,864	$13,985
02/19	$14,801	$14,333	$14,805
03/19	$15,142	$14,583	$15,005
04/19	$15,928	$15,172	$15,680
05/19	$15,340	$14,205	$14,778
06/19	$16,423	$15,202	$15,816
07/19	$16,577	$15,438	$16,185
08/19	$16,341	$15,155	$15,890
09/19	$16,337	$15,418	$15,709
10/19	$16,442	$15,745	$16,001
11/19	$17,000	$16,340	$16,797
12/19	$17,233	$16,812	$16,993
01/20	$17,356	$16,830	$17,152
02/20	$16,061	$15,455	$15,970
03/20	$13,899	$13,412	$13,588
04/20	$15,642	$15,185	$15,716
05/20	$16,941	$15,986	$17,294
06/20	$17,197	$16,339	$17,700
07/20	$18,743	$17,296	$19,114
08/20	$19,191	$18,565	$19,634
09/20	$18,759	$17,887	$19,359
10/20	$18,592	$17,456	$19,382
11/20	$20,390	$19,511	$21,986
12/20	$21,320	$20,336	$23,041
01/21	$21,307	$20,168	$22,964
02/21	$21,666	$20,753	$23,356
03/21	$22,146	$21,538	$22,910
04/21	$23,260	$22,698	$24,198
05/21	$22,880	$22,805	$23,828
06/21	$23,577	$23,377	$25,447
07/21	$24,370	$23,863	$25,709
08/21	$24,804	$24,553	$26,539
09/21	$23,510	$23,425	$25,254
10/21	$24,812	$25,051	$27,024
11/21	$24,174	$24,715	$25,883
12/21	$25,439	$25,716	$25,973
01/22	$22,760	$24,266	$22,622
02/22	$22,268	$23,600	$22,347
03/22	$22,615	$24,396	$22,706
04/22	$20,685	$22,222	$20,149
05/22	$20,273	$22,188	$19,369
06/22	$18,981	$20,330	$17,921
07/22	$21,132	$22,223	$20,114
08/22	$20,288	$21,370	$19,456
09/22	$18,665	$19,393	$17,804
10/22	$20,202	$20,948	$19,204
11/22	$21,323	$22,081	$20,248
12/22	$20,270	$20,797	$19,033
01/23	$21,469	$22,192	$20,694
02/23	$20,982	$21,663	$20,490
03/23	$21,295	$22,349	$20,772
04/23	$21,233	$22,626	$20,471
05/23	$20,624	$22,731	$20,484
06/23	$22,094	$24,266	$22,067
07/23	$22,699	$25,101	$22,735
08/23	$22,294	$24,662	$21,985
09/23	$21,259	$23,503	$20,914
10/23	$20,485	$22,935	$19,847
11/23	$22,555	$25,077	$22,268
12/23	$23,865	$26,314	$23,956
01/24	$23,727	$26,681	$23,827
02/24	$24,710	$28,122	$25,619
03/24	$25,407	$29,024	$26,231
04/24	$23,865	$27,789	$24,708
05/24	$24,567	$29,097	$24,971
06/24	$24,951	$30,060	$25,388
07/24	$25,560	$30,498	$25,542
08/24	$25,955	$31,221	$26,177
09/24	$26,306	$31,888	$27,049
10/24	$26,081	$31,666	$27,522
11/24	$28,364	$33,704	$31,190
12/24	$26,689	$32,764	$29,251
01/25	$27,916	$33,807	$31,117
02/25	$26,816	$33,216	$29,344
03/25	$25,305	$31,294	$27,169
04/25	$25,752	$31,108	$28,081
05/25	$27,493	$33,093	$30,773
06/25	$28,328	$34,769	$32,114
07/25	$28,557	$35,542	$32,766
08/25	$28,557	$36,290	$33,094
09/25	$28,086	$37,548	$33,006
10/25	$27,675	$38,358	$32,914

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Midcap Growth Fund	6.11%	8.28%	10.72%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$188,111,119
# of Portfolio Holdings	79
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$998,897

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	5.0%
Utilities	3.2%
Consumer Staples	3.2%
Exchange Traded Fund	4.3%
Communication Services	6.4%
Financials	7.7%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	17.9%
Industrials	19.6%

Annual Shareholder Report

October 31, 2025

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Growth ETF	4.3%
Cloudflare, Inc., Class A	2.3%
Howmet Aerospace, Inc.	2.2%
Vertiv Holdings Co., Class A	2.1%
Royal Caribbean Cruises Ltd.	2.0%
Vistra Corp.	2.0%
ROBLOX Corp., Class A	1.9%
Cencora, Inc.	1.7%
Amphenol Corp., Class A	1.7%
Hilton Worldwide Holdings, Inc.	1.7%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Annual Shareholder Report

October 31, 2025

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626505_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce Value Fund

CFVLX

Fund Overview

This Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$71	0.68%

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Value Fund generated an annualized total return of 7.69%, underperforming the Russell 1000 Value Index which returned 11.15% for the same period.

Top Contributors to Performance

  Underweight position in the Consumer Staples sector.

  Strong security selection in the Health Care sector with strong results from Johnson & Johnson (JNJ) (1.87%) and Abbott Laboratories (ABT) (1.84%).

  Strong security selection in the Real Estate sector with strong performance from Prologis (PLD) (1.92%).

Top Detractors from Performance

  Underweight position in the Industrial sector.

  Weak security selection in the Materials sector with weak results from Eastman Chemical Company (EMN) (no longer held at fiscal year-end) and Air Products and Chemicals (APD) (1.15%).

  Weak security selection in the Consumer Staples sector with poor performance from Mondelez International (MDLZ) (1.10%) and Tyson Foods Class A (TSN) (1.18%).

Annual Shareholder Report

October 31, 2025

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Russell 1000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$10,051	$10,033	$10,038
12/15	$9,853	$9,853	$9,822
01/16	$9,594	$9,322	$9,315
02/16	$9,647	$9,319	$9,312
03/16	$10,281	$9,968	$9,983
04/16	$10,471	$10,022	$10,193
05/16	$10,639	$10,198	$10,351
06/16	$10,896	$10,221	$10,441
07/16	$11,144	$10,610	$10,744
08/16	$11,044	$10,624	$10,827
09/16	$10,964	$10,633	$10,804
10/16	$10,848	$10,426	$10,637
11/16	$11,536	$10,837	$11,245
12/16	$11,749	$11,040	$11,526
01/17	$11,693	$11,262	$11,608
02/17	$12,127	$11,698	$12,025
03/17	$11,926	$11,705	$11,902
04/17	$11,896	$11,829	$11,880
05/17	$11,761	$11,980	$11,868
06/17	$11,940	$12,064	$12,062
07/17	$12,147	$12,303	$12,223
08/17	$12,042	$12,341	$12,080
09/17	$12,489	$12,604	$12,438
10/17	$12,508	$12,893	$12,528
11/17	$13,042	$13,286	$12,912
12/17	$13,260	$13,434	$13,101
01/18	$13,635	$14,172	$13,607
02/18	$13,024	$13,652	$12,957
03/18	$12,729	$13,342	$12,729
04/18	$12,788	$13,387	$12,771
05/18	$12,919	$13,729	$12,847
06/18	$13,034	$13,818	$12,879
07/18	$13,644	$14,294	$13,389
08/18	$13,802	$14,787	$13,587
09/18	$13,882	$14,843	$13,614
10/18	$13,285	$13,793	$12,909
11/18	$13,924	$14,073	$13,294
12/18	$12,849	$12,792	$12,018
01/19	$13,523	$13,864	$12,953
02/19	$14,078	$14,333	$13,367
03/19	$14,215	$14,583	$13,452
04/19	$14,520	$15,172	$13,929
05/19	$13,790	$14,205	$13,033
06/19	$14,665	$15,202	$13,969
07/19	$14,775	$15,438	$14,085
08/19	$14,598	$15,155	$13,671
09/19	$15,091	$15,418	$14,158
10/19	$15,232	$15,745	$14,356
11/19	$15,638	$16,340	$14,800
12/19	$15,931	$16,812	$15,207
01/20	$15,462	$16,830	$14,880
02/20	$14,047	$15,455	$13,439
03/20	$12,011	$13,412	$11,142
04/20	$13,289	$15,185	$12,395
05/20	$13,604	$15,986	$12,820
06/20	$13,587	$16,339	$12,735
07/20	$14,128	$17,296	$13,238
08/20	$14,544	$18,565	$13,785
09/20	$14,290	$17,887	$13,447
10/20	$14,060	$17,456	$13,270
11/20	$15,789	$19,511	$15,055
12/20	$16,072	$20,336	$15,632
01/21	$15,845	$20,168	$15,489
02/21	$16,573	$20,753	$16,425
03/21	$17,886	$21,538	$17,392
04/21	$18,506	$22,698	$18,087
05/21	$19,010	$22,805	$18,509
06/21	$18,719	$23,377	$18,297
07/21	$18,879	$23,863	$18,444
08/21	$19,220	$24,553	$18,809
09/21	$18,510	$23,425	$18,155
10/21	$19,416	$25,051	$19,077
11/21	$18,805	$24,715	$18,404
12/21	$20,043	$25,716	$19,565
01/22	$19,871	$24,266	$19,110
02/22	$19,609	$23,600	$18,888
03/22	$20,414	$24,396	$19,421
04/22	$19,436	$22,222	$18,326
05/22	$19,894	$22,188	$18,682
06/22	$18,385	$20,330	$17,050
07/22	$19,363	$22,223	$18,180
08/22	$18,896	$21,370	$17,639
09/22	$17,172	$19,393	$16,092
10/22	$19,077	$20,948	$17,742
11/22	$20,178	$22,081	$18,850
12/22	$19,451	$20,797	$18,091
01/23	$19,951	$22,192	$19,028
02/23	$19,221	$21,663	$18,357
03/23	$18,979	$22,349	$18,273
04/23	$19,064	$22,626	$18,548
05/23	$17,976	$22,731	$17,833
06/23	$19,008	$24,266	$19,017
07/23	$19,638	$25,101	$19,686
08/23	$19,106	$24,662	$19,154
09/23	$18,294	$23,503	$18,415
10/23	$17,702	$22,935	$17,766
11/23	$18,904	$25,077	$19,106
12/23	$19,933	$26,314	$20,164
01/24	$20,023	$26,681	$20,185
02/24	$20,464	$28,122	$20,930
03/24	$21,354	$29,024	$21,976
04/24	$20,453	$27,789	$21,037
05/24	$20,949	$29,097	$21,704
06/24	$20,918	$30,060	$21,500
07/24	$21,842	$30,498	$22,599
08/24	$22,328	$31,221	$23,205
09/24	$22,650	$31,888	$23,528
10/24	$22,390	$31,666	$23,269
11/24	$23,567	$33,704	$24,755
12/24	$22,181	$32,764	$23,061
01/25	$22,927	$33,807	$24,129
02/25	$23,218	$33,216	$24,227
03/25	$22,469	$31,294	$23,554
04/25	$21,558	$31,108	$22,836
05/25	$22,212	$33,093	$23,638
06/25	$23,024	$34,769	$24,446
07/25	$23,352	$35,542	$24,586
08/25	$24,052	$36,290	$25,370
09/25	$24,442	$37,548	$25,749
10/25	$24,112	$38,358	$25,863

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Value Fund	7.69%	11.39%	9.20%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$249,848,038
# of Portfolio Holdings	58
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$766,647

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	10.8%
Utilities	4.2%
Energy	5.8%
Consumer Staples	6.0%
Consumer Discretionary	6.8%
Communication Services	10.4%
Information Technology	10.8%
Health Care	11.2%
Industrials	12.8%
Financials	21.2%

Annual Shareholder Report

October 31, 2025

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell 1000 Value ETF	4.0%
Alphabet, Inc., Class A	3.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.6%
RTX Corp.	2.2%
KLA Corp.	2.1%
Broadcom, Inc.	2.0%
Wells Fargo & Co.	2.0%
Cisco Systems, Inc.	2.0%
Bank of America Corp.	2.0%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2026, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

Effective February 21, 2025, Donald McArthur IV, CFA was added as a portfolio manager of the Fund. Also, effective June 11, 2025, Matthew J. Schmitt, CFA no longer serves as a portfolio manager of the Fund.

Annual Shareholder Report

October 31, 2025

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626828_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce Bond Fund

CFBNX

Fund Overview

This Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$66	0.64%

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Bond Fund generated an annualized total return of 6.20%, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% for the same period.

Top Contributors to Performance

  Maintaining an overweight position in the corporate bond sector allowed the Fund to capture some excess return relative to Treasuries.

  Raising exposure to mortgage-backed securities (MBS) while lowering exposure to asset-backed securities (ABS) was additive to performance.

  The Fund's overweight position in the Finance sector relative to the Fund’s benchmark was additive to performance.

Top Detractors from Performance

  Raising exposure to the Treasury sector detracted from performance.

  An underweight position in bonds with 2 - 5 years remaining to maturity relative to bonds with the same maturity bucket in the benchmark diminished returns.

  Reducing exposure to BBB-rated holdings.

Annual Shareholder Report

October 31, 2025

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg US Aggregate Bond Index
10/15	$10,000	$10,000
11/15	$9,983	$9,974
12/15	$9,919	$9,941
01/16	$9,986	$10,078
02/16	$10,028	$10,150
03/16	$10,157	$10,243
04/16	$10,240	$10,282
05/16	$10,253	$10,285
06/16	$10,430	$10,469
07/16	$10,514	$10,536
08/16	$10,526	$10,524
09/16	$10,524	$10,517
10/16	$10,479	$10,437
11/16	$10,275	$10,190
12/16	$10,313	$10,205
01/17	$10,351	$10,225
02/17	$10,427	$10,293
03/17	$10,413	$10,288
04/17	$10,499	$10,367
05/17	$10,602	$10,447
06/17	$10,595	$10,437
07/17	$10,654	$10,481
08/17	$10,744	$10,575
09/17	$10,702	$10,525
10/17	$10,735	$10,531
11/17	$10,725	$10,518
12/17	$10,780	$10,566
01/18	$10,685	$10,444
02/18	$10,593	$10,345
03/18	$10,642	$10,412
04/18	$10,567	$10,334
05/18	$10,634	$10,408
06/18	$10,600	$10,395
07/18	$10,617	$10,398
08/18	$10,679	$10,464
09/18	$10,630	$10,397
10/18	$10,542	$10,315
11/18	$10,575	$10,377
12/18	$10,717	$10,567
01/19	$10,828	$10,679
02/19	$10,851	$10,673
03/19	$11,059	$10,878
04/19	$11,095	$10,881
05/19	$11,271	$11,074
06/19	$11,421	$11,213
07/19	$11,459	$11,238
08/19	$11,723	$11,529
09/19	$11,656	$11,468
10/19	$11,690	$11,502
11/19	$11,691	$11,496
12/19	$11,676	$11,488
01/20	$11,923	$11,709
02/20	$12,100	$11,920
03/20	$11,501	$11,850
04/20	$11,814	$12,061
05/20	$11,963	$12,117
06/20	$12,140	$12,193
07/20	$12,371	$12,375
08/20	$12,305	$12,275
09/20	$12,310	$12,269
10/20	$12,254	$12,214
11/20	$12,445	$12,334
12/20	$12,508	$12,351
01/21	$12,452	$12,262
02/21	$12,300	$12,085
03/21	$12,184	$11,934
04/21	$12,300	$12,028
05/21	$12,362	$12,068
06/21	$12,454	$12,152
07/21	$12,576	$12,288
08/21	$12,555	$12,265
09/21	$12,455	$12,159
10/21	$12,450	$12,155
11/21	$12,469	$12,191
12/21	$12,439	$12,160
01/22	$12,184	$11,898
02/22	$12,021	$11,765
03/22	$11,706	$11,439
04/22	$11,328	$11,005
05/22	$11,332	$11,075
06/22	$11,163	$10,902
07/22	$11,401	$11,168
08/22	$11,150	$10,853
09/22	$10,681	$10,384
10/22	$10,535	$10,249
11/22	$10,855	$10,626
12/22	$10,858	$10,578
01/23	$11,206	$10,904
02/23	$10,964	$10,622
03/23	$11,190	$10,891
04/23	$11,284	$10,957
05/23	$11,162	$10,838
06/23	$11,130	$10,799
07/23	$11,141	$10,792
08/23	$11,095	$10,723
09/23	$10,845	$10,451
10/23	$10,691	$10,286
11/23	$11,141	$10,751
12/23	$11,572	$11,163
01/24	$11,571	$11,132
02/24	$11,440	$10,975
03/24	$11,551	$11,076
04/24	$11,277	$10,797
05/24	$11,455	$10,980
06/24	$11,587	$11,084
07/24	$11,798	$11,342
08/24	$11,984	$11,505
09/24	$12,157	$11,660
10/24	$11,873	$11,370
11/24	$12,015	$11,491
12/24	$11,809	$11,303
01/25	$11,878	$11,362
02/25	$12,135	$11,612
03/25	$12,125	$11,617
04/25	$12,142	$11,663
05/25	$12,083	$11,579
06/25	$12,276	$11,757
07/25	$12,259	$11,726
08/25	$12,398	$11,866
09/25	$12,531	$11,996
10/25	$12,609	$12,071

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Bond Fund	6.20%	0.57%	2.35%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,252,364,459
# of Portfolio Holdings	468
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$4,328,622

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

Value	Value
Exchange Traded Fund	0.2%
U.S. Government Agency Obligations	0.4%
Investment Company	0.6%
Municipal Bond Obligations	6.8%
Asset-Backed Securities	10.3%
U.S. Treasury Obligations	19.0%
Mortgage-Backed Obligations	26.1%
Corporate Obligations	36.1%

Annual Shareholder Report

October 31, 2025

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	8.4%
AA	11.8%
A	20.5%
BBB	14.4%
BB	0.4%
B	0.0%
CCC	0.2%
U.S. Govt.	36.9%
Non-Rated	7.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2025

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626208_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

KTXIX

Fund Overview

This Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Kansas Tax-Free Intermediate Bond Fund	$71	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 4.10%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Relative overweight to general obligations versus revenue sectors.

  Overweight to the Lease and Limited Tax sectors.

Top Detractors from Performance

  Overweight to the Hospital sector.

  Underweight to the Transportation and Industrial Development Revenue/Pollution Control Revenue sectors.

  Security selection in the Higher Education and Water/Sewer sectors.

Annual Shareholder Report

October 31, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,014	$10,040	$10,024
12/15	$10,058	$10,110	$10,083
01/16	$10,158	$10,231	$10,211
02/16	$10,167	$10,247	$10,230
03/16	$10,184	$10,279	$10,242
04/16	$10,244	$10,355	$10,309
05/16	$10,253	$10,383	$10,314
06/16	$10,391	$10,548	$10,453
07/16	$10,387	$10,555	$10,467
08/16	$10,395	$10,569	$10,473
09/16	$10,350	$10,516	$10,433
10/16	$10,274	$10,406	$10,338
11/16	$9,967	$10,018	$9,971
12/16	$10,037	$10,135	$10,077
01/17	$10,071	$10,202	$10,153
02/17	$10,123	$10,273	$10,225
03/17	$10,141	$10,295	$10,244
04/17	$10,203	$10,370	$10,324
05/17	$10,333	$10,535	$10,474
06/17	$10,295	$10,497	$10,429
07/17	$10,351	$10,582	$10,512
08/17	$10,408	$10,662	$10,588
09/17	$10,357	$10,608	$10,534
10/17	$10,386	$10,634	$10,550
11/17	$10,335	$10,577	$10,460
12/17	$10,433	$10,688	$10,557
01/18	$10,327	$10,562	$10,450
02/18	$10,293	$10,530	$10,418
03/18	$10,321	$10,569	$10,444
04/18	$10,281	$10,531	$10,414
05/18	$10,370	$10,652	$10,519
06/18	$10,374	$10,661	$10,536
07/18	$10,393	$10,687	$10,571
08/18	$10,397	$10,714	$10,592
09/18	$10,345	$10,645	$10,529
10/18	$10,288	$10,579	$10,480
11/18	$10,407	$10,697	$10,594
12/18	$10,531	$10,825	$10,719
01/19	$10,607	$10,906	$10,816
02/19	$10,661	$10,965	$10,871
03/19	$10,775	$11,138	$11,006
04/19	$10,795	$11,180	$11,030
05/19	$10,915	$11,334	$11,173
06/19	$10,957	$11,376	$11,220
07/19	$11,027	$11,468	$11,314
08/19	$11,158	$11,649	$11,456
09/19	$11,082	$11,555	$11,356
10/19	$11,090	$11,576	$11,386
11/19	$11,098	$11,605	$11,413
12/19	$11,122	$11,640	$11,451
01/20	$11,286	$11,849	$11,640
02/20	$11,400	$12,002	$11,758
03/20	$11,209	$11,567	$11,388
04/20	$11,142	$11,422	$11,295
05/20	$11,453	$11,785	$11,637
06/20	$11,448	$11,882	$11,711
07/20	$11,560	$12,082	$11,889
08/20	$11,518	$12,025	$11,845
09/20	$11,515	$12,028	$11,855
10/20	$11,483	$11,992	$11,823
11/20	$11,577	$12,173	$11,966
12/20	$11,602	$12,247	$12,028
01/21	$11,609	$12,325	$12,089
02/21	$11,475	$12,129	$11,921
03/21	$11,529	$12,204	$11,983
04/21	$11,584	$12,306	$12,065
05/21	$11,598	$12,343	$12,084
06/21	$11,612	$12,377	$12,101
07/21	$11,679	$12,480	$12,197
08/21	$11,659	$12,434	$12,170
09/21	$11,576	$12,344	$12,089
10/21	$11,556	$12,308	$12,051
11/21	$11,618	$12,413	$12,121
12/21	$11,627	$12,433	$12,140
01/22	$11,352	$12,092	$11,821
02/22	$11,316	$12,049	$11,783
03/22	$11,034	$11,659	$11,447
04/22	$10,718	$11,336	$11,187
05/22	$10,885	$11,505	$11,352
06/22	$10,720	$11,316	$11,246
07/22	$10,981	$11,615	$11,517
08/22	$10,738	$11,361	$11,307
09/22	$10,367	$10,924	$10,939
10/22	$10,306	$10,834	$10,891
11/22	$10,741	$11,340	$11,301
12/22	$10,782	$11,373	$11,361
01/23	$11,040	$11,700	$11,633
02/23	$10,780	$11,435	$11,401
03/23	$10,999	$11,689	$11,633
04/23	$10,952	$11,662	$11,601
05/23	$10,827	$11,561	$11,490
06/23	$10,905	$11,677	$11,580
07/23	$10,918	$11,723	$11,628
08/23	$10,787	$11,554	$11,497
09/23	$10,483	$11,216	$11,217
10/23	$10,371	$11,120	$11,163
11/23	$10,969	$11,826	$11,741
12/23	$11,218	$12,101	$11,979
01/24	$11,178	$12,039	$11,928
02/24	$11,187	$12,055	$11,939
03/24	$11,166	$12,054	$11,939
04/24	$11,060	$11,905	$11,805
05/24	$10,990	$11,870	$11,726
06/24	$11,134	$12,052	$11,885
07/24	$11,217	$12,162	$11,993
08/24	$11,300	$12,258	$12,102
09/24	$11,390	$12,379	$12,206
10/24	$11,240	$12,198	$12,040
11/24	$11,386	$12,409	$12,197
12/24	$11,279	$12,228	$12,064
01/25	$11,327	$12,290	$12,148
02/25	$11,431	$12,411	$12,273
03/25	$11,263	$12,201	$12,104
04/25	$11,231	$12,103	$12,025
05/25	$11,255	$12,111	$12,094
06/25	$11,336	$12,186	$12,188
07/25	$11,329	$12,161	$12,216
08/25	$11,410	$12,267	$12,323
09/25	$11,587	$12,551	$12,519
10/25	$11,701	$12,707	$12,636

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Kansas Tax-Free Intermediate Bond Fund	4.10%	0.38%	1.58%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$110,721,567
# of Portfolio Holdings	119
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$393,617

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Investment Company	0.3%
Transportation	1.2%
Power	1.8%
Higher Education	2.8%
Water/Sewer	7.5%
Limited Tax	10.1%
Hospital	10.1%
Lease	15.3%
General Obligations	52.0%

Annual Shareholder Report

October 31, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	9.4%
AA	65.0%
A	20.8%
BBB	2.8%
Non-Rated	3.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626786_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

CFMOX

Fund Overview

This Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$70	0.69%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 4.23%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Overweight to the Housing sector.

  Security selection in the Power, Limited Tax and Transportation sectors.

Top Detractors from Performance

  Relative overweight to the revenue sectors versus general obligation bonds.

  Overweight to the Hospital and Lease sectors.

  Underweight to the Higher Education and Industrial Development Revenue/Pollution Control Revenue sectors.

Annual Shareholder Report

October 31, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,027	$10,040	$10,024
12/15	$10,073	$10,110	$10,083
01/16	$10,186	$10,231	$10,211
02/16	$10,197	$10,247	$10,230
03/16	$10,212	$10,279	$10,242
04/16	$10,273	$10,355	$10,309
05/16	$10,283	$10,383	$10,314
06/16	$10,412	$10,548	$10,453
07/16	$10,417	$10,555	$10,467
08/16	$10,421	$10,569	$10,473
09/16	$10,395	$10,516	$10,433
10/16	$10,321	$10,406	$10,338
11/16	$9,996	$10,018	$9,971
12/16	$10,080	$10,135	$10,077
01/17	$10,117	$10,202	$10,153
02/17	$10,187	$10,273	$10,225
03/17	$10,213	$10,295	$10,244
04/17	$10,278	$10,370	$10,324
05/17	$10,411	$10,535	$10,474
06/17	$10,384	$10,497	$10,429
07/17	$10,443	$10,582	$10,512
08/17	$10,512	$10,662	$10,588
09/17	$10,458	$10,608	$10,534
10/17	$10,496	$10,634	$10,550
11/17	$10,448	$10,577	$10,460
12/17	$10,534	$10,688	$10,557
01/18	$10,410	$10,562	$10,450
02/18	$10,378	$10,530	$10,418
03/18	$10,415	$10,569	$10,444
04/18	$10,371	$10,531	$10,414
05/18	$10,474	$10,652	$10,519
06/18	$10,473	$10,661	$10,536
07/18	$10,483	$10,687	$10,571
08/18	$10,498	$10,714	$10,592
09/18	$10,449	$10,645	$10,529
10/18	$10,382	$10,579	$10,480
11/18	$10,503	$10,697	$10,594
12/18	$10,618	$10,825	$10,719
01/19	$10,689	$10,906	$10,816
02/19	$10,739	$10,965	$10,871
03/19	$10,870	$11,138	$11,006
04/19	$10,897	$11,180	$11,030
05/19	$11,029	$11,334	$11,173
06/19	$11,072	$11,376	$11,220
07/19	$11,147	$11,468	$11,314
08/19	$11,278	$11,649	$11,456
09/19	$11,202	$11,555	$11,356
10/19	$11,210	$11,576	$11,386
11/19	$11,224	$11,605	$11,413
12/19	$11,248	$11,640	$11,451
01/20	$11,396	$11,849	$11,640
02/20	$11,512	$12,002	$11,758
03/20	$11,305	$11,567	$11,388
04/20	$11,227	$11,422	$11,295
05/20	$11,507	$11,785	$11,637
06/20	$11,524	$11,882	$11,711
07/20	$11,627	$12,082	$11,889
08/20	$11,593	$12,025	$11,845
09/20	$11,587	$12,028	$11,855
10/20	$11,557	$11,992	$11,823
11/20	$11,649	$12,173	$11,966
12/20	$11,683	$12,247	$12,028
01/21	$11,700	$12,325	$12,089
02/21	$11,597	$12,129	$11,921
03/21	$11,636	$12,204	$11,983
04/21	$11,700	$12,306	$12,065
05/21	$11,722	$12,343	$12,084
06/21	$11,740	$12,377	$12,101
07/21	$11,815	$12,480	$12,197
08/21	$11,786	$12,434	$12,170
09/21	$11,699	$12,344	$12,089
10/21	$11,682	$12,308	$12,051
11/21	$11,758	$12,413	$12,121
12/21	$11,763	$12,433	$12,140
01/22	$11,492	$12,092	$11,821
02/22	$11,440	$12,049	$11,783
03/22	$11,163	$11,659	$11,447
04/22	$10,879	$11,336	$11,187
05/22	$11,037	$11,505	$11,352
06/22	$10,895	$11,316	$11,246
07/22	$11,148	$11,615	$11,517
08/22	$10,892	$11,361	$11,307
09/22	$10,530	$10,924	$10,939
10/22	$10,470	$10,834	$10,891
11/22	$10,911	$11,340	$11,301
12/22	$10,935	$11,373	$11,361
01/23	$11,222	$11,700	$11,633
02/23	$10,967	$11,435	$11,401
03/23	$11,196	$11,689	$11,633
04/23	$11,168	$11,662	$11,601
05/23	$11,037	$11,561	$11,490
06/23	$11,123	$11,677	$11,580
07/23	$11,136	$11,723	$11,628
08/23	$11,011	$11,554	$11,497
09/23	$10,699	$11,216	$11,217
10/23	$10,544	$11,120	$11,163
11/23	$11,197	$11,826	$11,741
12/23	$11,467	$12,101	$11,979
01/24	$11,426	$12,039	$11,928
02/24	$11,435	$12,055	$11,939
03/24	$11,413	$12,054	$11,939
04/24	$11,306	$11,905	$11,805
05/24	$11,217	$11,870	$11,726
06/24	$11,363	$12,052	$11,885
07/24	$11,459	$12,162	$11,993
08/24	$11,543	$12,258	$12,102
09/24	$11,652	$12,379	$12,206
10/24	$11,482	$12,198	$12,040
11/24	$11,648	$12,409	$12,197
12/24	$11,527	$12,228	$12,064
01/25	$11,582	$12,290	$12,148
02/25	$11,701	$12,411	$12,273
03/25	$11,519	$12,201	$12,104
04/25	$11,469	$12,103	$12,025
05/25	$11,475	$12,111	$12,094
06/25	$11,570	$12,186	$12,188
07/25	$11,539	$12,161	$12,216
08/25	$11,635	$12,267	$12,323
09/25	$11,839	$12,551	$12,519
10/25	$11,967	$12,707	$12,636

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Missouri Tax-Free Intermediate Bond Fund	4.23%	0.70%	1.81%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$235,556,514
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$927,706

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Power	2.0%
Higher Education	3.7%
Single Family Housing	3.7%
Limited Tax	4.7%
Investment Company	5.0%
Transportation	5.9%
Hospital	13.8%
General Obligations	22.3%
Lease	37.1%

Annual Shareholder Report

October 31, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	5.1%
AA	48.2%
A	40.8%
BBB	3.2%
Non-Rated	1.9%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626802_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce National Tax-Free Intermediate Bond Fund

CFNLX

Fund Overview

This Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$64	0.62%

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2025, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 4.85%, underperforming the Bloomberg 3-15 Year Blend Municipal Bond Index which returned 4.95% for the same period.

Top Contributors to Performance

  Longer duration positioning supported returns on a relative basis.

  Intermediate curve exposures were the most additive to Fund performance.

  Overweight to the Housing and underweight to the Higher Education and Power sectors contributed to performance.

  Security selection in the Limited Tax and Transportation sectors.

Top Detractors from Performance

  Relative overweight to the revenue sectors versus general obligation bonds.

  Overweight to the Hospital sector.

  Security selection in the Water/Sewer and Lease sectors.

Annual Shareholder Report

October 31, 2025

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$10,030	$10,040	$10,024
12/15	$10,091	$10,110	$10,083
01/16	$10,227	$10,231	$10,211
02/16	$10,230	$10,247	$10,230
03/16	$10,258	$10,279	$10,242
04/16	$10,318	$10,355	$10,309
05/16	$10,326	$10,383	$10,314
06/16	$10,479	$10,548	$10,453
07/16	$10,477	$10,555	$10,467
08/16	$10,490	$10,569	$10,473
09/16	$10,462	$10,516	$10,433
10/16	$10,376	$10,406	$10,338
11/16	$10,009	$10,018	$9,971
12/16	$10,095	$10,135	$10,077
01/17	$10,146	$10,202	$10,153
02/17	$10,214	$10,273	$10,225
03/17	$10,243	$10,295	$10,244
04/17	$10,321	$10,370	$10,324
05/17	$10,463	$10,535	$10,474
06/17	$10,434	$10,497	$10,429
07/17	$10,490	$10,582	$10,512
08/17	$10,567	$10,662	$10,588
09/17	$10,505	$10,608	$10,534
10/17	$10,544	$10,634	$10,550
11/17	$10,482	$10,577	$10,460
12/17	$10,581	$10,688	$10,557
01/18	$10,443	$10,562	$10,450
02/18	$10,409	$10,530	$10,418
03/18	$10,443	$10,569	$10,444
04/18	$10,403	$10,531	$10,414
05/18	$10,504	$10,652	$10,519
06/18	$10,507	$10,661	$10,536
07/18	$10,521	$10,687	$10,571
08/18	$10,541	$10,714	$10,592
09/18	$10,474	$10,645	$10,529
10/18	$10,406	$10,579	$10,480
11/18	$10,526	$10,697	$10,594
12/18	$10,664	$10,825	$10,719
01/19	$10,746	$10,906	$10,816
02/19	$10,806	$10,965	$10,871
03/19	$10,943	$11,138	$11,006
04/19	$10,969	$11,180	$11,030
05/19	$11,122	$11,334	$11,173
06/19	$11,165	$11,376	$11,220
07/19	$11,251	$11,468	$11,314
08/19	$11,405	$11,649	$11,456
09/19	$11,318	$11,555	$11,356
10/19	$11,331	$11,576	$11,386
11/19	$11,339	$11,605	$11,413
12/19	$11,370	$11,640	$11,451
01/20	$11,547	$11,849	$11,640
02/20	$11,675	$12,002	$11,758
03/20	$11,431	$11,567	$11,388
04/20	$11,336	$11,422	$11,295
05/20	$11,649	$11,785	$11,637
06/20	$11,683	$11,882	$11,711
07/20	$11,831	$12,082	$11,889
08/20	$11,790	$12,025	$11,845
09/20	$11,795	$12,028	$11,855
10/20	$11,764	$11,992	$11,823
11/20	$11,861	$12,173	$11,966
12/20	$11,901	$12,247	$12,028
01/21	$11,929	$12,325	$12,089
02/21	$11,784	$12,129	$11,921
03/21	$11,822	$12,204	$11,983
04/21	$11,895	$12,306	$12,065
05/21	$11,932	$12,343	$12,084
06/21	$11,941	$12,377	$12,101
07/21	$12,025	$12,480	$12,197
08/21	$11,993	$12,434	$12,170
09/21	$11,909	$12,344	$12,089
10/21	$11,883	$12,308	$12,051
11/21	$11,950	$12,413	$12,121
12/21	$11,949	$12,433	$12,140
01/22	$11,649	$12,092	$11,821
02/22	$11,606	$12,049	$11,783
03/22	$11,299	$11,659	$11,447
04/22	$11,011	$11,336	$11,187
05/22	$11,175	$11,505	$11,352
06/22	$11,041	$11,316	$11,246
07/22	$11,313	$11,615	$11,517
08/22	$11,054	$11,361	$11,307
09/22	$10,682	$10,924	$10,939
10/22	$10,628	$10,834	$10,891
11/22	$11,066	$11,340	$11,301
12/22	$11,097	$11,373	$11,361
01/23	$11,387	$11,700	$11,633
02/23	$11,110	$11,435	$11,401
03/23	$11,347	$11,689	$11,633
04/23	$11,311	$11,662	$11,601
05/23	$11,185	$11,561	$11,490
06/23	$11,265	$11,677	$11,580
07/23	$11,285	$11,723	$11,628
08/23	$11,159	$11,554	$11,497
09/23	$10,849	$11,216	$11,217
10/23	$10,723	$11,120	$11,163
11/23	$11,358	$11,826	$11,741
12/23	$11,631	$12,101	$11,979
01/24	$11,592	$12,039	$11,928
02/24	$11,597	$12,055	$11,939
03/24	$11,590	$12,054	$11,939
04/24	$11,478	$11,905	$11,805
05/24	$11,409	$11,870	$11,726
06/24	$11,564	$12,052	$11,885
07/24	$11,663	$12,162	$11,993
08/24	$11,756	$12,258	$12,102
09/24	$11,863	$12,379	$12,206
10/24	$11,687	$12,198	$12,040
11/24	$11,845	$12,409	$12,197
12/24	$11,732	$12,228	$12,064
01/25	$11,790	$12,290	$12,148
02/25	$11,906	$12,411	$12,273
03/25	$11,750	$12,201	$12,104
04/25	$11,714	$12,103	$12,025
05/25	$11,728	$12,111	$12,094
06/25	$11,827	$12,186	$12,188
07/25	$11,829	$12,161	$12,216
08/25	$11,927	$12,267	$12,323
09/25	$12,123	$12,551	$12,519
10/25	$12,254	$12,707	$12,636

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce National Tax-Free Intermediate Bond Fund	4.85%	0.82%	2.05%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95%	1.34%	2.37%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$353,738,898
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,233,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Value	Value
Other	7.3%
Investment Company	4.1%
Student	5.0%
Higher Education	5.4%
Single Family Housing	6.8%
Hospital	10.9%
Lease	11.5%
Transportation	13.3%
Limited Tax	15.6%
General Obligations	23.3%

Annual Shareholder Report

October 31, 2025

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	7.7%
AA	57.8%
A	36.4%
BBB	0.5%
Non-Rated	0.9%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2025

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626703_TSR_AR

Annual Shareholder Report

October 31, 2025

Commerce Short-Term Government Fund

CFSTX

Fund Overview

This Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Short-Term Government Fund	$70	0.68%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2025, the Commerce Short-Term Government Fund generated an annualized total return of 4.96%, underperforming the Bloomberg U.S. 1-5 Year Government Bond Index which returned 5.31% for the same period.

Top Contributors to Performance

  Maintaining an overweight position in agency mortgage-backed securities allowed the Fund to capture some excess return relative to Treasuries.

  The Fund's exposure to commercial mortgage-backed securities contributed to performance as the sector’s post pandemic recovery continues.

  The Fund’s overweight to agency debentures relative to its benchmark also contributed to performance.

Top Detractors from Performance

  The Fund’s shorter duration relative to that of the benchmark detracted from performance as short maturity Treasury rates fell over the period.

  Curve positioning detracted from performance as the Federal Reserve cut the federal funds rate in September and October 2025. Relative to its benchmark, the Fund was under-allocated to Treasury maturities of three years and less which detracted from performance.

  Non-agency mortgage security selection detracted from performance. As mortgage rates fell over the period, the higher loan rates underlying these bonds generated faster prepayment activity, tempering price performance as overall rates fell.

Annual Shareholder Report

October 31, 2025

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.

Growth of $10,000

	Fund	Bloomberg US Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
10/15	$10,000	$10,000	$9,999
11/15	$9,977	$9,974	$9,970
12/15	$9,953	$9,941	$9,955
01/16	$10,031	$10,078	$10,062
02/16	$10,025	$10,150	$10,086
03/16	$10,055	$10,243	$10,109
04/16	$10,062	$10,282	$10,108
05/16	$10,049	$10,285	$10,094
06/16	$10,123	$10,469	$10,190
07/16	$10,124	$10,536	$10,186
08/16	$10,104	$10,524	$10,155
09/16	$10,127	$10,517	$10,172
10/16	$10,109	$10,437	$10,151
11/16	$10,029	$10,190	$10,055
12/16	$10,032	$10,205	$10,057
01/17	$10,050	$10,225	$10,075
02/17	$10,067	$10,293	$10,091
03/17	$10,066	$10,288	$10,096
04/17	$10,098	$10,367	$10,129
05/17	$10,127	$10,447	$10,152
06/17	$10,107	$10,437	$10,137
07/17	$10,132	$10,481	$10,165
08/17	$10,167	$10,575	$10,201
09/17	$10,138	$10,525	$10,167
10/17	$10,141	$10,531	$10,156
11/17	$10,115	$10,518	$10,127
12/17	$10,116	$10,566	$10,126
01/18	$10,063	$10,444	$10,068
02/18	$10,052	$10,345	$10,054
03/18	$10,087	$10,412	$10,087
04/18	$10,056	$10,334	$10,051
05/18	$10,095	$10,408	$10,100
06/18	$10,096	$10,395	$10,099
07/18	$10,084	$10,398	$10,090
08/18	$10,124	$10,464	$10,133
09/18	$10,099	$10,397	$10,105
10/18	$10,103	$10,315	$10,118
11/18	$10,139	$10,377	$10,167
12/18	$10,218	$10,567	$10,280
01/19	$10,253	$10,679	$10,314
02/19	$10,263	$10,673	$10,317
03/19	$10,328	$10,878	$10,406
04/19	$10,344	$10,881	$10,423
05/19	$10,434	$11,074	$10,529
06/19	$10,487	$11,213	$10,598
07/19	$10,477	$11,238	$10,580
08/19	$10,570	$11,529	$10,706
09/19	$10,561	$11,468	$10,679
10/19	$10,581	$11,502	$10,713
11/19	$10,569	$11,496	$10,701
12/19	$10,581	$11,488	$10,716
01/20	$10,667	$11,709	$10,812
02/20	$10,771	$11,920	$10,942
03/20	$10,800	$11,850	$11,119
04/20	$10,836	$12,061	$11,139
05/20	$10,851	$12,117	$11,156
06/20	$10,868	$12,193	$11,164
07/20	$10,887	$12,375	$11,182
08/20	$10,896	$12,275	$11,176
09/20	$10,892	$12,269	$11,179
10/20	$10,869	$12,214	$11,165
11/20	$10,884	$12,334	$11,173
12/20	$10,893	$12,351	$11,181
01/21	$10,900	$12,262	$11,178
02/21	$10,861	$12,085	$11,140
03/21	$10,859	$11,934	$11,117
04/21	$10,879	$12,028	$11,136
05/21	$10,895	$12,068	$11,157
06/21	$10,865	$12,152	$11,128
07/21	$10,905	$12,288	$11,172
08/21	$10,887	$12,265	$11,163
09/21	$10,855	$12,159	$11,131
10/21	$10,809	$12,155	$11,075
11/21	$10,800	$12,191	$11,075
12/21	$10,775	$12,160	$11,049
01/22	$10,685	$11,898	$10,944
02/22	$10,626	$11,765	$10,891
03/22	$10,440	$11,439	$10,677
04/22	$10,325	$11,005	$10,587
05/22	$10,378	$11,075	$10,656
06/22	$10,319	$10,902	$10,586
07/22	$10,385	$11,168	$10,670
08/22	$10,270	$10,853	$10,525
09/22	$10,059	$10,384	$10,349
10/22	$9,996	$10,249	$10,328
11/22	$10,075	$10,626	$10,443
12/22	$10,095	$10,578	$10,445
01/23	$10,213	$10,904	$10,560
02/23	$10,140	$10,622	$10,429
03/23	$10,251	$10,891	$10,640
04/23	$10,289	$10,957	$10,685
05/23	$10,267	$10,838	$10,628
06/23	$10,232	$10,799	$10,546
07/23	$10,264	$10,792	$10,577
08/23	$10,296	$10,723	$10,605
09/23	$10,255	$10,451	$10,566
10/23	$10,230	$10,286	$10,576
11/23	$10,390	$10,751	$10,737
12/23	$10,569	$11,163	$10,903
01/24	$10,607	$11,132	$10,937
02/24	$10,576	$10,975	$10,855
03/24	$10,634	$11,076	$10,899
04/24	$10,575	$10,797	$10,808
05/24	$10,637	$10,980	$10,906
06/24	$10,699	$11,084	$10,983
07/24	$10,787	$11,342	$11,148
08/24	$10,875	$11,505	$11,258
09/24	$10,959	$11,660	$11,358
10/24	$10,886	$11,370	$11,233
11/24	$10,945	$11,491	$11,276
12/24	$10,927	$11,303	$11,265
01/25	$10,974	$11,362	$11,321
02/25	$11,074	$11,612	$11,434
03/25	$11,120	$11,617	$11,495
04/25	$11,201	$11,663	$11,610
05/25	$11,185	$11,579	$11,567
06/25	$11,259	$11,757	$11,654
07/25	$11,251	$11,726	$11,635
08/25	$11,349	$11,866	$11,759
09/25	$11,380	$11,996	$11,786
10/25	$11,426	$12,071	$11,831

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Commerce Short-Term Government Fund	4.96%	1.01%	1.34%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg U.S. 1-5 Year Government Bond Index	5.31%	1.17%	1.70%

Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Please visit our website as www.commercefunds.com  to obtain the most recent month-end returns.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$30,925,692
# of Portfolio Holdings	131
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

Value	Value
Asset-Backed Securities	0.9%
Investment Company	2.3%
U.S. Government Agency Obligations	2.5%
U.S. Treasury Obligations	44.3%
Mortgage-Backed Obligations	50.0%

Annual Shareholder Report

October 31, 2025

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	9.2%
AA	3.4%
BB	0.5%
U.S. Govt.	82.8%
Non-Rated	4.1%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Annual Shareholder Report

October 31, 2025

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626109_TSR_AR

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not Applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

(e) Not Applicable.

(f) A copy of the Registrant’s Code of Ethics is attached as exhibit 13(a)(1) to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette and James G. Morris are the “audit committee financial experts” and are “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or indemnification. The designation or identification of a person as an audit committee financial does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $264,870 and $242,200 for fiscal years ended October 31, 2025 and 2024 respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $44,980 and $42,840 for the fiscal years ended October 31, 2025 and 2024 respectively. Tax fees for the fiscal years ended October 31, 2025 and 2024 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) It is the Audit Committee’s policy to pre-approve: (1) the appointment, retention and discharge, and terms of engagement (including fees) of the independent auditors for all of the Registrant’s audit and non-audit services, subject to Board approval in the case of audit services, and (ii) each non-audit engagement involving the Registrant’s independent auditor and the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where (x) the investment adviser or control affiliates provide ongoing services to the Fund and (y) the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $44,980 and $42,840 for the fiscal years ended October 31, 2025 and 2024 respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

(a) [Include long-form financial report]

Annual Financial Statements and Additional Information

October 31, 2025

THE COMMERCE FUNDS

THE GROWTH FUND

Schedule of Investments

October 31, 2025

Shares	Description	Value

Common Stocks – 98.3%
Automobiles* – 3.4%
18,345	Tesla, Inc.	$ 8,375,593

Banks – 1.0%
44,700	Bank of America Corp.	2,389,215

Biotechnology – 1.9%
10,415	AbbVie, Inc.	2,270,887
8,080	Amgen, Inc.	2,411,314

		4,682,201

Broadline Retail* – 4.8%
47,490	Amazon.com, Inc.	11,598,008

Capital Markets – 1.0%
3,930	MSCI, Inc.	2,313,001

Chemicals* – 0.1%
2,765	Solstice Advanced Materials, Inc.	124,618

Commercial Services & Supplies – 1.8%
37,635	Rollins, Inc.	2,168,152
10,615	Waste Management, Inc.	2,120,559

		4,288,711

Communications Equipment – 0.8%
4,895	Motorola Solutions, Inc.	1,990,845

Consumer Staples Distribution & Retail – 2.7%
3,885	Casey’s General Stores, Inc.	1,993,743
2,935	Costco Wholesale Corp.	2,675,106
19,905	Performance Food Group Co.*	1,925,610

		6,594,459

Electrical Equipment – 0.9%
5,955	Rockwell Automation, Inc.	2,193,584

Electronic Equipment, Instruments & Components – 1.1%
18,630	Amphenol Corp. Class A	2,595,904

Entertainment – 2.9%
2,760	Netflix, Inc.*	3,088,054
3,160	Spotify Technology SA*	2,070,811
10,325	TKO Group Holdings, Inc.	1,945,230

		7,104,095

Financial Services – 3.6%
6,970	Corpay, Inc.*	1,814,640
5,460	Mastercard, Inc. Class A	3,013,865
11,220	Visa, Inc. Class A	3,823,103

		8,651,608

Health Care Equipment & Supplies – 0.9%
6,180	Stryker Corp.	2,201,563

Health Care Providers & Services – 1.0%
3,125	McKesson Corp.	2,535,437

Hotels, Restaurants & Leisure – 2.7%
425	Booking Holdings, Inc.	2,158,040
8,555	Hilton Worldwide Holdings, Inc.	2,198,293
7,610	McDonald’s Corp.	2,271,052

		6,627,385

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.9%
11,060	Honeywell International, Inc.	$ 2,226,710

Interactive Media & Services – 8.4%
44,970	Alphabet, Inc. Class A	12,645,114
11,815	Meta Platforms, Inc. Class A	7,660,255

		20,305,369

IT Services* – 0.8%
14,505	GoDaddy, Inc. Class A	1,931,051

Machinery – 0.9%
8,655	Illinois Tool Works, Inc.	2,111,128

Media – 0.8%
10,290	Nexstar Media Group, Inc.	2,014,062

Oil, Gas & Consumable Fuels – 0.8%
12,215	Targa Resources Corp.	1,881,599

Pharmaceuticals – 1.9%
5,255	Eli Lilly & Co.	4,534,329

Professional Services – 0.8%
8,700	Broadridge Financial Solutions, Inc.	1,917,480

Real Estate Management & Development* – 0.9%
14,330	CBRE Group, Inc. Class A	2,184,322

Semiconductors & Semiconductor Equipment – 17.2%
30,555	Broadcom, Inc.	11,294,045
151,190	NVIDIA Corp.	30,614,463

		41,908,508

Software – 20.3%
40,455	Bentley Systems, Inc. Class B	2,056,328
6,350	Cadence Design Systems, Inc.*	2,150,682
66,645	Dropbox, Inc. Class A*	1,932,705
43,685	Dynatrace, Inc.*	2,209,150
3,340	Intuit, Inc.	2,229,617
49,250	Microsoft Corp.	25,502,142
11,270	Palo Alto Networks, Inc.*	2,482,105
10,210	PTC, Inc.*	2,027,093
9,530	Salesforce, Inc.	2,481,707
2,520	ServiceNow, Inc.*	2,316,586
3,930	Tyler Technologies, Inc.*	1,871,702
8,640	Workday, Inc. Class A*	2,072,909

		49,332,726

Specialty Retail – 2.7%
5,915	Home Depot, Inc.	2,245,275
16,590	TJX Cos., Inc.	2,324,922
37,610	Tractor Supply Co.	2,035,077

		6,605,274

Technology Hardware, Storage & Peripherals – 11.3%
94,615	Apple, Inc.	25,581,057
16,850	NetApp, Inc.	1,984,593

		27,565,650

TOTAL COMMON STOCKS
(Cost $101,379,072)		$238,784,435

2	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

October 31, 2025

Shares	Description	Value

Exchange Traded Fund – 1.8%
9,170	iShares Russell 1000 Growth ETF
(Cost $4,060,588)		$ 4,452,769

TOTAL INVESTMENTS – 100.1%
(Cost $105,439,660)	$243,237,204

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(306,189)

NET ASSETS – 100.0%	$242,931,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	3

THE VALUE FUND

Schedule of Investments

October 31, 2025

Shares	Description	Value

Common Stocks – 95.8%
Aerospace & Defense – 6.1%
14,465	General Dynamics Corp.	$ 4,988,978
9,685	Lockheed Martin Corp.	4,763,858
30,340	RTX Corp.	5,415,690

		15,168,526

Banks – 7.9%
93,405	Bank of America Corp.	4,992,497
21,270	JPMorgan Chase & Co.	6,617,523
16,725	PNC Financial Services Group, Inc.	3,053,149
57,525	Wells Fargo & Co.	5,002,949

		19,666,118

Beverages – 1.8%
31,190	PepsiCo, Inc.	4,556,547

Biotechnology – 3.7%
20,870	AbbVie, Inc.	4,550,495
16,035	Amgen, Inc.	4,785,325

		9,335,820

Broadline Retail* – 2.0%
20,360	Amazon.com, Inc.	4,972,319

Building Products – 1.1%
43,045	A.O. Smith Corp.	2,840,540

Capital Markets – 7.5%
4,135	Blackrock, Inc.	4,477,420
30,650	Blackstone, Inc.	4,494,516
17,880	CME Group, Inc.	4,746,961
30,195	Morgan Stanley	4,951,980

		18,670,877

Chemicals – 1.1%
11,850	Air Products & Chemicals, Inc.	2,874,692

Communications Equipment – 2.0%
68,335	Cisco Systems, Inc.	4,995,972

Containers & Packaging – 2.3%
14,755	Packaging Corp. of America	2,888,439
86,945	Sealed Air Corp.	2,913,527

		5,801,966

Diversified Telecommunication Services – 1.9%
118,140	Verizon Communications, Inc.	4,694,884

Electric Utilities – 3.1%
25,530	American Electric Power Co., Inc.	3,070,238
37,275	Duke Energy Corp.	4,633,282

		7,703,520

Electrical Equipment – 3.2%
12,830	Eaton Corp. PLC	4,895,415
23,210	Emerson Electric Co.	3,239,419

		8,134,834

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 1.9%
43,300	Walt Disney Co.	$ 4,876,446

Financial Services* – 2.6%
13,875	Berkshire Hathaway, Inc. Class B	6,625,867

Food Products – 2.3%
48,040	Mondelez International, Inc. Class A	2,760,378
57,175	Tyson Foods, Inc., Class A	2,939,367

		5,699,745

Health Care Equipment & Supplies – 3.7%
37,270	Abbott Laboratories	4,607,317
50,020	Medtronic PLC	4,536,814

		9,144,131

Hotels, Restaurants & Leisure – 3.0%
15,745	Darden Restaurants, Inc.	2,836,462
15,550	McDonald’s Corp.	4,640,586

		7,477,048

Household Products – 1.9%
31,640	Procter & Gamble Co.	4,757,707

Industrial REITs – 1.9%
38,610	Prologis, Inc.	4,791,115

Insurance – 3.2%
17,860	Chubb Ltd.	4,946,148
38,240	MetLife, Inc.	3,052,317

		7,998,465

Interactive Media & Services – 3.0%
26,580	Alphabet, Inc. Class A	7,474,030

IT Services – 1.2%
36,175	Amdocs Ltd.	3,048,106

Machinery – 2.4%
12,040	Illinois Tool Works, Inc.	2,936,797
44,225	Stanley Black & Decker, Inc.	2,994,917

		5,931,714

Media – 1.8%
162,170	Comcast Corp. Class A	4,514,002

Multi-Utilities – 1.2%
49,530	Dominion Energy, Inc.	2,906,916

Oil, Gas & Consumable Fuels – 5.8%
27,670	Chevron Corp.	4,364,112
39,760	Exxon Mobil Corp.	4,546,954
40,765	ONEOK, Inc.	2,731,255
48,050	Williams Cos., Inc.	2,780,653

		14,422,974

Pharmaceuticals – 3.8%
24,795	Johnson & Johnson	4,683,032
56,480	Merck & Co., Inc.	4,856,150

		9,539,182

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

October 31, 2025

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 5.9%
13,710	Broadcom, Inc.	$ 5,067,627
4,330	KLA Corp.	5,233,844
27,130	Texas Instruments, Inc.	4,380,410

		14,681,881

Software – 1.7%
16,445	Oracle Corp.	4,318,621

Specialized REITs – 1.1%
9,755	Public Storage	2,717,353

Specialty Retail – 1.9%
12,225	Home Depot, Inc.	4,640,488

Wireless Telecommunication Services – 1.8%
20,890	T-Mobile U.S., Inc.	4,387,944

TOTAL COMMON STOCKS
(Cost $191,774,049)		$239,370,350

Exchange Traded Fund – 4.0%
49,000	iShares Russell 1000 Value ETF
(Cost $9,869,968)		$10,023,930

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund — Premier Class
467,885	4.014%	$ 467,885
(Cost $467,885)

TOTAL INVESTMENTS – 100.0%
(Cost $202,111,902)		$249,862,165

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(14,127)

NET ASSETS – 100.0%		$249,848,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

THE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2025

Shares	Description	Value

Common Stocks – 95.2%
Aerospace & Defense – 5.0%
4,080	Axon Enterprise, Inc.*	$ 2,987,498
6,770	HEICO Corp.	2,151,303
20,500	Howmet Aerospace, Inc.	4,221,975

		9,360,776

Biotechnology* – 4.0%
6,650	Alnylam Pharmaceuticals, Inc.	3,032,666
59,044	Exelixis, Inc.	2,283,231
24,445	Incyte Corp.	2,285,119

		7,601,016

Building Products – 1.1%
6,365	Carlisle Cos., Inc.	2,068,943

Capital Markets – 5.6%
4,450	Ameriprise Financial, Inc.	2,014,826
19,900	Bank of New York Mellon Corp.	2,147,807
125,100	Blue Owl Capital, Inc.	1,972,827
3,920	MSCI, Inc.	2,307,116
19,700	Tradeweb Markets, Inc. Class A	2,076,183

		10,518,759

Chemicals – 1.1%
18,835	RPM International, Inc.	2,058,289

Commercial Services & Supplies – 1.2%
39,235	Rollins, Inc.	2,260,328

Construction & Engineering – 2.6%
3,105	EMCOR Group, Inc.	2,098,297
6,060	Quanta Services, Inc.	2,721,728

		4,820,025

Consumer Staples Distribution & Retail – 2.1%
3,895	Casey’s General Stores, Inc.	1,998,875
21,110	Performance Food Group Co.*	2,042,181

		4,041,056

Electric Utilities – 1.2%
13,045	NRG Energy, Inc.	2,241,914

Electrical Equipment – 3.3%
6,025	Rockwell Automation, Inc.	2,219,369
20,230	Vertiv Holdings Co. Class A	3,901,558

		6,120,927

Electronic Equipment, Instruments & Components – 3.0%
23,555	Amphenol Corp. Class A	3,282,154
10,500	Jabil, Inc.	2,319,345

		5,601,499

Entertainment – 4.2%
31,450	ROBLOX Corp. Class A*	3,576,494
8,205	Take-Two Interactive Software, Inc.*	2,103,516
11,460	TKO Group Holdings, Inc.	2,159,064

		7,839,074

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 2.1%
16,930	Apollo Global Management, Inc.	$ 2,104,568
7,420	Corpay, Inc.*	1,931,797

		4,036,365

Health Care Equipment & Supplies – 5.7%
4,255	IDEXX Laboratories, Inc.*	2,678,565
6,485	Insulet Corp.*	2,029,870
14,380	Masimo Corp.*	2,022,547
8,825	Penumbra, Inc.*	2,006,540
7,955	ResMed, Inc.	1,963,931

		10,701,453

Health Care Providers & Services – 3.1%
13,740	Cardinal Health, Inc.	2,621,180
9,730	Cencora, Inc.	3,286,891

		5,908,071

Health Care Technology* – 1.1%
7,360	Veeva Systems, Inc. Class A	2,143,232

Hotels, Restaurants & Leisure – 11.1%
4,905	Domino’s Pizza, Inc.	1,954,446
8,495	Flutter Entertainment PLC*	1,975,852
12,355	Hilton Worldwide Holdings, Inc.	3,174,741
14,280	Hyatt Hotels Corp. Class A	1,962,215
21,900	Planet Fitness, Inc. Class A*	1,986,111
31,650	Restaurant Brands International, Inc.	2,079,088
13,355	Royal Caribbean Cruises Ltd.	3,830,615
26,295	Wyndham Hotels & Resorts, Inc.	1,930,842
14,365	Yum! Brands, Inc.	1,985,387

		20,879,297

Household Durables* – 1.0%
22,830	SharkNinja, Inc.	1,951,965

Household Products – 1.1%
23,505	Church & Dwight Co., Inc.	2,061,153

Independent Power Producers & Energy Traders – 2.0%
19,685	Vistra Corp.	3,706,686

Interactive Media & Services* – 1.1%
63,200	Pinterest, Inc. Class A	2,091,920

IT Services* – 3.4%
17,030	Cloudflare, Inc. Class A	4,313,699
16,073	GoDaddy, Inc. Class A	2,139,798

		6,453,497

Leisure Products – 1.2%
28,515	Hasbro, Inc.	2,175,980

Life Sciences Tools & Services* – 1.1%
6,110	Waters Corp.	2,136,056

Machinery – 2.2%
25,480	Donaldson Co., Inc.	2,146,690
8,780	Lincoln Electric Holdings, Inc.	2,058,471

		4,205,161

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2025

Shares	Description	Value

Common Stocks – (continued)
Media – 1.1%
10,820	Nexstar Media Group, Inc.	$ 2,117,799

Oil, Gas & Consumable Fuels – 2.2%
9,405	Cheniere Energy, Inc.	1,993,860
14,090	Targa Resources Corp.	2,170,424

		4,164,284

Professional Services – 3.2%
9,330	Broadridge Financial Solutions, Inc.	2,056,332
16,720	Paychex, Inc.	1,956,741
13,755	Paylocity Holding Corp.*	1,943,169

		5,956,242

Software – 10.4%
40,845	Bentley Systems, Inc. Class B	2,076,151
17,250	Datadog, Inc., Class A*	2,808,472
71,555	Dropbox, Inc. Class A*	2,075,095
40,475	Dynatrace, Inc.*	2,046,821
8,395	Guidewire Software, Inc.*	1,961,408
30,875	Nutanix, Inc. Class A*	2,199,535
10,430	PTC, Inc.*	2,070,772
4,110	Tyler Technologies, Inc.*	1,957,429
6,870	Zscaler, Inc.*	2,274,932

		19,470,615

Specialized REITs – 1.1%
17,615	Lamar Advertising Co. Class A	2,088,963

Specialty Retail – 2.3%
13,685	Ross Stores, Inc.	2,174,820
38,975	Tractor Supply Co.	2,108,937

		4,283,757

Technology Hardware, Storage & Peripherals – 1.1%
17,915	NetApp, Inc.	2,110,029

Textiles, Apparel & Luxury Goods – 2.1%
49,720	On Holding AG Class A*	1,847,098
6,370	Ralph Lauren Corp.	2,036,234

		3,883,332

Trading Companies & Distributors – 1.1%
49,245	Fastenal Co.	2,026,432

TOTAL COMMON STOCKS
(Cost $143,194,491)		$179,084,895

Exchange Traded Fund – 4.3%
57,485	iShares Russell Mid-Cap Growth ETF
(Cost $8,151,604)		$8,164,019

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund — Premier Class
1,077,647	4.014%	$ 1,077,647
(Cost $1,077,647)

Shares	Dividend Rate	Value

Investment Company – (continued)
TOTAL INVESTMENTS – 100.1%
(Cost $152,423,742)		$188,326,561

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(215,442)

NET ASSETS – 100.0%		$188,111,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—RealEstate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP VALUE FUND

Schedule of Investments

October 31, 2025

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 1.2%
1,590	L3Harris Technologies, Inc.	$ 459,669

Banks – 7.4%
10,335	Bank OZK	464,972
29,370	Huntington Bancshares, Inc.	453,473
26,590	KeyCorp	467,718
19,330	Regions Financial Corp.	467,786
10,675	Truist Financial Corp.	476,425
9,745	U.S. Bancorp	454,896

		2,785,270

Building Products – 2.5%
1,375	Carlisle Cos., Inc.	446,944
4,215	Johnson Controls International PLC	482,154

		929,098

Capital Markets – 6.3%
4,370	Bank of New York Mellon Corp.	471,654
1,730	CME Group, Inc.	459,297
865	MSCI, Inc.	509,096
4,065	State Street Corp.	470,158
4,545	T. Rowe Price Group, Inc.	465,999

		2,376,204

Chemicals – 3.6%
1,830	Air Products & Chemicals, Inc.	443,940
4,500	PPG Industries, Inc.	439,875
4,150	RPM International, Inc.	453,512

		1,337,327

Communications Equipment – 1.1%
1,050	Motorola Solutions, Inc.	427,045

Consumer Staples Distribution & Retail – 1.2%
5,950	Sysco Corp.	441,966

Containers & Packaging – 1.2%
13,370	Sealed Air Corp.	448,029

Electric Utilities – 3.6%
6,795	Alliant Energy Corp.	454,042
5,035	Pinnacle West Capital Corp.	445,698
4,845	Southern Co.	455,624

		1,355,364

Electrical Equipment – 3.9%
1,250	Eaton Corp. PLC	476,950
3,500	Emerson Electric Co.	488,495
1,305	Rockwell Automation, Inc.	480,710

		1,446,155

Electronic Equipment, Instruments & Components – 2.4%
5,430	Corning, Inc.	483,705
1,730	Littelfuse, Inc.	420,926

		904,631

Entertainment – 1.3%
2,500	TKO Group Holdings, Inc.	471,000

Shares	Description	Value

Common Stocks – (continued)
Food Products – 3.7%
7,450	Archer-Daniels-Midland Co.	$ 450,948
3,905	Ingredion, Inc.	450,676
5,610	Kellanova	465,967

		1,367,591

Gas Utilities – 1.3%
13,985	UGI Corp.	467,519

Health Care Equipment & Supplies – 2.4%
1,755	ResMed, Inc.	433,274
1,925	STERIS PLC	453,723

		886,997

Health Care Providers & Services – 3.5%
1,600	Humana, Inc.	445,104
1,640	Labcorp Holdings, Inc.	416,494
2,545	Quest Diagnostics, Inc.	447,793

		1,309,391

Hotels, Restaurants & Leisure – 4.8%
2,495	Darden Restaurants, Inc.	449,474
6,905	Restaurant Brands International, Inc.	453,590
7,145	Travel & Leisure Co.	448,563
3,045	Vail Resorts, Inc.	451,665

		1,803,292

Industrial REITs – 1.2%
3,705	Prologis, Inc.	459,753

Insurance – 5.0%
10,255	CNA Financial Corp.	456,860
5,960	MetLife, Inc.	475,727
5,865	Principal Financial Group, Inc.	492,895
6,095	Unum Group	447,495

		1,872,977

IT Services – 2.6%
5,580	Amdocs Ltd.	470,171
6,845	Cognizant Technology Solutions Corp. Class A	498,863

		969,034

Leisure Products – 1.2%
5,980	Hasbro, Inc.	456,334

Machinery – 8.5%
4,230	AGCO Corp.	436,367
1,115	Cummins, Inc.	488,013
2,570	Dover Corp.	466,352
1,810	Illinois Tool Works, Inc.	441,495
3,330	Oshkosh Corp.	410,556
4,690	PACCAR, Inc.	461,496
5,995	Timken Co.	470,667

		3,174,946

Media – 1.3%
2,435	Nexstar Media Group, Inc.	476,603

8	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

October 31, 2025

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.3%
1,700	Reliance, Inc.	$ 480,131

Multi-Utilities – 2.4%
4,620	Consolidated Edison, Inc.	450,034
4,015	WEC Energy Group, Inc.	448,596

		898,630

Oil, Gas & Consumable Fuels – 6.0%
8,495	HF Sinclair Corp.	438,342
2,375	Marathon Petroleum Corp.	462,911
6,680	ONEOK, Inc.	447,560
2,690	Valero Energy Corp.	456,117
7,905	Williams Cos., Inc.	457,462

		2,262,392

Pharmaceuticals – 1.2%
3,185	Zoetis, Inc.	458,927

Professional Services – 1.3%
5,750	SS&C Technologies Holdings, Inc.	488,290

Residential REITs – 2.3%
2,465	AvalonBay Communities, Inc.	428,713
1,765	Essex Property Trust, Inc.	444,374

		873,087

Retail REITs – 1.2%
6,430	Regency Centers Corp.	443,348

Semiconductors & Semiconductor Equipment – 2.5%
1,910	Analog Devices, Inc.	447,188
6,150	Skyworks Solutions, Inc.	477,978

		925,166

Software – 1.2%
17,130	Gen Digital, Inc.	451,547

Specialized REITs – 3.5%
2,655	Digital Realty Trust, Inc.	452,438
3,090	Extra Space Storage, Inc.	412,639
3,880	Lamar Advertising Co. Class A	460,129

		1,325,206

Specialty Retail – 2.5%
5,655	Best Buy Co., Inc.	464,502
1,910	Lowe’s Cos., Inc.	454,828

		919,330

Technology Hardware, Storage & Peripherals – 1.2%
16,740	HP, Inc.	463,196

TOTAL COMMON STOCKS
(Cost $32,625,344)		$36,615,445

Exchange Traded Fund – 2.0%
5,500	iShares Russell Mid-Cap Value ETF
(Cost $774,561)		$ 760,375

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund — Premier Class
106,015	4.014%	$ 106,015
(Cost $106,015)

TOTAL INVESTMENTS – 100.1%
(Cost $33,505,920)		$37,481,835

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(42,913)

NET ASSETS – 100.0%		$37,438,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—RealEstate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 36.1%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$6,939,158

Auto Manufacturers – 1.5%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	5,093,050

Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,046,008
2,300,000	6.054		11/05/31	2,351,432

General Motors Co.(b)
3,450,000	6.600		04/01/36	3,749,404

General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,912,254
1,615,000	3.100		01/12/32	1,463,144

Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	2,045,769

				18,661,061

Banks – 6.6%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,482,187
Bank of America Corp.
1,000,000	4.450		03/03/26	1,000,832
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,706,495
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,706,308
CaixaBank SA(a)(b)(c)(Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,118,523
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,452,617
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(b)(c)	11/03/42	1,476,977
HSBC Holdings PLC(b)(c)(Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,477,939
Huntington Bancshares, Inc.(b)(c)(Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	4,027,445
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%),
1,500,000	4.968	(b)(c)	04/22/27	1,503,692
(Secured Overnight Financing Rate + 1.560%),
1,000,000	4.323	(b)(c)	04/26/28	1,003,210
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	2,016,838
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,622,447
2,520,000	5.600		07/15/41	2,645,975
KeyBank NA
3,000,000	3.400		05/20/26	2,984,465
Morgan Stanley(b)(c)(Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,592,758

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
National Australia Bank Ltd.(a)
$ 7,500,000	5.181%		06/11/34	$7,872,882
Royal Bank of Canada(b)(c)(Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	3,036,631
Santander Holdings USA, Inc.(b)(c)(Secured Overnight Financing Rate + 2.138%)
3,125,000	6.342		05/31/35	3,321,637
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(b)(c)	08/05/32	3,593,619
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(b)(c)	10/28/33	2,042,240
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,798,973
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,071,414
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	7,033,194
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,423,113
UBS Group AG(a)(b)(c)(3 mo. USD SOFR + 1.410%)
2,500,000	3.869		01/12/29	2,482,466
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,330,836
5,000,000	4.750		12/07/46	4,440,203
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,107,392

				82,373,308

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	908,893
6,000,000	4.439		10/06/48	5,263,711
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,973,996

				8,146,600

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	1,015,152
3,175,000	2.770		09/01/53	1,930,110

				2,945,262

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,756,709

Commercial Services – 1.2%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,758,304
Henry J Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,242,807
Northwestern University
1,000,000	4.643		12/01/44	952,767

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
PayPal Holdings, Inc.(b)
$ 3,600,000	5.250%	06/01/62	$3,407,946
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,375,000

			14,736,824

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,537,271

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,237,466

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,978,164

Diversified Financial Services(b) – 1.3%
Aircastle Ltd.
1,000,000	4.250	06/15/26	999,355
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,587,997
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,714,516
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	3,063,060
Charles Schwab Corp.
2,500,000	1.950	12/01/31	2,176,861
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,115,967

			16,657,756

Electrical Equipment – 4.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,397,384
Cleco Securitization II LLC
5,000,000	4.680	12/01/36	5,065,917
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,100,863
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,686,594
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	3,028,750
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,080,356
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,993,915
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,092,608
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,642,184
National Grid USA
3,375,000	8.000	11/15/30	3,865,675

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
National Rural Utilities Cooperative Finance Corp.(b)
$ 4,000,000	5.800%		01/15/33	$4,292,757
Nevada Power Co.(b)
1,250,000	3.125		08/01/50	829,253
Ohio Power Co.
2,870,000	5.850		10/01/35	3,032,109
Pacific Gas & Electric Co.(b)
1,000,000	4.950		07/01/50	860,742
PacifiCorp
2,200,000	6.100		08/01/36	2,364,213
PG&E Wildfire Recovery Funding LLC
786,730	3.594		06/01/32	778,531
PPL Electric Utilities Corp.(b)
2,225,000	4.750		07/15/43	2,067,892
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625		04/15/31	6,349,620
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,007,782
Wisconsin Power & Light Co.(b)
1,000,000	1.950		09/16/31	868,895
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	2,131,470

				55,537,510

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,749,357

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,148,424
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,767,956
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,350,748

				7,267,128

Healthcare-Services – 2.0%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,663,614
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,827,262
2,600,000	3.945		11/15/46	2,145,059
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,269,840
Mayo Clinic
2,600,000	3.774		11/15/43	2,158,581
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,976,750
3,000,000	4.894		06/01/28	3,039,937

				25,081,043

Insurance – 4.7%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,729,299

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Aon North America, Inc.(b)
$ 2,175,000	5.750%		03/01/54	$2,196,559
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,509,471
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	1,037,634
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,413,652
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,609,854
Equitable Financial Life Global Funding(a)
5,000,000	1.750		11/15/30	4,391,661
Guardian Life Global Funding(a)
5,000,000	4.798		04/28/30	5,109,195
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,143,515
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,347,282
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,745,383
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,994,190
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,683,669
Reinsurance Group of America, Inc.
2,500,000	3.150	(b)	06/15/30	2,364,528
1,811,000	6.000	(b)	09/15/33	1,938,605

(3 mo. USD Term SOFR + 2.927%),
2,000,000	6.964	(b)(c)	12/15/65	1,935,148
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,708,581
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,505,644
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,661,406

				59,025,276

Investment Company(b) – 0.2%
Morgan Stanley Direct Lending Fund
2,000,000	6.000		05/19/30	2,045,952

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	4,012,049

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,350,130
1,500,000	2.800	(b)	01/15/51	899,121

				2,249,251

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,098,784

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – 1.2%
APA Corp.(b)
$ 2,835,000	5.100%	09/01/40	$2,494,275
HF Sinclair Corp.(b)
2,000,000	6.250	01/15/35	2,090,994
Phillips 66 Co.(b)
3,000,000	4.950	03/15/35	2,980,130
Saudi Arabian Oil Co.(a)
5,000,000	3.500	04/16/29	4,900,000
Schlumberger Holdings Corp.(a)(b)
3,000,000	4.850	05/15/33	3,017,371

			15,482,770

Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
1,622,761	7.507	01/10/32	1,726,482
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500	04/15/30	2,029,583
Johnson & Johnson
4,970,000	5.950	08/15/37	5,599,734
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,490,179

			12,845,978

Pipelines – 2.0%
DCP Midstream Operating LP
1,000,000	8.125	08/16/30	1,151,082
Energy Transfer LP(b)
3,000,000	4.900	03/15/35	2,922,615
Gulfstream Natural Gas System LLC(a)(b)
3,000,000	5.600	07/23/35	3,072,430
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,387,900
ONEOK, Inc.(b)
2,635,000	3.950	03/01/50	1,928,860
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	745,350
1,450,000	7.625	04/01/37	1,716,206
Texas Eastern Transmission LP(a)(b)
3,900,000	4.150	01/15/48	3,138,987
TransCanada PipeLines Ltd.(b)
1,000,000	4.625	03/01/34	976,622
Transcanada Trust(b)(c)(3 mo. USD SOFR + 3.208%)
4,660,000	5.300	03/15/77	4,633,408

			24,673,460

Real Estate(b) – 3.4%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,477,807
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,404,846
Camden Property Trust
6,000,000	4.900	01/15/34	6,101,547
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,181,662
Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	927,656

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – (continued)
Mid-America Apartments LP
$ 1,900,000	1.100%		09/15/26	$1,850,860
Omega Healthcare Investors, Inc.
2,875,000	4.750		01/15/28	2,892,611
Prologis Targeted U.S. Logistics Fund LP(a)
5,428,000	5.500		04/01/34	5,651,959
Realty Income Corp.
2,400,000	3.950		08/15/27	2,395,853
SBA Tower Trust(a)
2,600,000	4.831		10/15/29	2,606,988
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750		03/23/27	3,974,626
Simon Property Group LP
1,500,000	6.250		01/15/34	1,646,865
Sun Communities Operating LP
1,000,000	2.700		07/15/31	906,762
Ventas Realty LP
2,900,000	5.625		07/01/34	3,030,052
Welltower OP LLC
5,900,000	2.750		01/15/32	5,354,821

				42,404,915

Semiconductors(b) – 0.9%
Broadcom, Inc.
2,500,000	4.150	(a)	04/15/32	2,447,655
3,500,000	3.469		04/15/34	3,205,866
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,759,903

				11,413,424

Software(b) – 0.1%
Salesforce, Inc.
1,000,000	2.900		07/15/51	652,450

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,258,268

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,183,408
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,330,254
1,310,000	2.450	(b)	05/01/50	784,880
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,000,141
1,635,000	4.950	(b)	08/15/45	1,541,705
1,500,000	4.700	(b)	05/01/48	1,343,182
2,500,000	6.125	(b)(e)	09/15/15	2,566,566
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	415,450

				11,165,586

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,048,980

TOTAL CORPORATE OBLIGATIONS
(Cost $469,518,083)				$451,981,760

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 26.1%
Collateralized Mortgage Obligations – 11.6%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 126,886	3.500%	03/25/46	$116,685
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	967
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,798,544	2.500	06/25/51	2,345,202
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,631,553	3.000	10/25/51	6,668,070
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
520,125	4.364	11/25/35	324,750
CFMT LLC Series 2023-HB12, Class A(a)(c)(f)
26,287	4.250	04/25/33	26,268
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500	12/25/35	125,266
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,344	5.500	04/25/35	32,999
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)(1 mo. USD Term SOFR + 0.654%)
247,433	4.646	03/25/35	233,964
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
240,885	6.750	08/25/34	246,991
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
298,658	6.250	05/28/29	298,658
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
3,118	5.250	09/25/19	3,120
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
1,995	6.500	08/25/32	2,019
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250	07/25/33	85,677
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
2,424,240	5.735	02/25/70	2,445,097
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
3,616,965	5.883	04/25/70	3,660,077
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
1,272,602	2.500	07/25/28	1,236,128
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
291,882	3.500	10/25/47	264,653
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
325,415	3.000	06/25/43	304,625
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
6,222	6.000	12/15/28	6,343
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
29,036	6.000	01/15/29	29,260
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
132,168	6.000	12/15/31	137,023
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
85,535	3.000	04/15/43	83,637

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
$ 10,154	3.500%	09/15/41	$10,119
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
112,047	3.500	05/15/48	102,568
Federal Home Loan Mortgage Corp. REMICS Series 5018, Class NA
1,383,604	3.000	10/15/50	1,255,871
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,223,485
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
532,207	2.000	12/25/50	429,386
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,932,572
Federal Home Loan Mortgage Corp. REMICS Series 5204, Class AB
1,374,776	3.000	07/25/48	1,279,485
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,974,565
Federal Home Loan Mortgage Corp. REMICS Series 5586, Class V
3,482,822	4.500	05/25/38	3,470,545
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,444,905	3.000	07/25/56	1,370,398

Federal National Mortgage Association REMICS Series 2001-45, Class WG
11,901	6.500	09/25/31	12,092

Federal National Mortgage Association REMICS Series 2003-117, Class KB
685,678	6.000	12/25/33	712,741

Federal National Mortgage Association REMICS Series 2011-127, Class ZU
231,073	3.500	12/25/41	219,608

Federal National Mortgage Association REMICS Series 2014-80, Class KA
798,428	2.000	03/25/44	631,218

Federal National Mortgage Association REMICS Series 2015-2, Class PA
591,173	2.250	03/25/44	567,847

Federal National Mortgage Association REMICS Series 2015-30, Class JA
668,698	2.000	05/25/45	595,098

Federal National Mortgage Association REMICS Series 2016-16, Class PD
243,704	3.000	12/25/44	236,832

Federal National Mortgage Association REMICS Series 2022-17, Class JG
6,131,513	3.000	12/25/48	5,771,244

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association Trust Series 2003-W6, Class 3A
$ 33,307	6.500%	09/25/42	$34,184

Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,338,687	2.500	01/25/57	1,345,805

Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,385,882	3.500	04/25/74	1,347,531

First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
496,520	5.500	05/25/35	307,985

Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
40,016	3.500	04/25/48	38,609

Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
703,931	3.500	10/25/49	635,002

Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,835,076	2.500	09/25/51	2,372,273

GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
4,224,124	2.885	12/27/66	3,983,658

Government National Mortgage Association REMICS Series 2015-167, Class KM
71,540	3.000	12/20/43	66,252

Government National Mortgage Association REMICS Series 2015-94, Class AT
335,682	2.250	07/16/45	304,672

Government National Mortgage Association REMICS Series 2016-129, Class W
133,130	2.500	07/20/46	114,805

Government National Mortgage Association REMICS Series 2017-H23, Class MA
894,383	3.000	11/20/67	872,252

Government National Mortgage Association REMICS Series 2018-37, Class KT
422,589	3.500	03/20/48	391,677

Government National Mortgage Association REMICS Series 2021-116, Class LG
6,647,849	2.000	06/20/51	5,814,674

Government National Mortgage Association REMICS Series 2021-27, Class MT
3,350,059	5.000	02/20/51	3,333,882

Government National Mortgage Association REMICS Series 2021-32, Class NC
4,141,192	5.000	02/20/51	4,125,755

Government National Mortgage Association REMICS Series 2025-132, Class PJ
1,984,031	4.000	01/20/55	1,932,801

Government National Mortgage Association REMICS Series 2025-156, Class V
994,164	4.500	10/20/36	992,340

Government National Mortgage Association REMICS Series 2025-168, Class AM
1,400,000	4.500	04/20/40	1,394,750

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
$ 5,844,927	2.500%	04/25/52	$4,890,790

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
8,776,890	2.500	04/25/52	7,360,809

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)(1 mo. USD Term SOFR + 0.454%)
158,498	4.446	12/25/34	154,382

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
31,289	4.840	06/25/34	30,199

Impac CMB Trust Series 2003-2F, Class A(g)
31,144	5.730	01/25/33	31,377

Impac CMB Trust Series 2004-4, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
13,023	4.746	09/25/34	13,011

Impac CMB Trust Series 2004-4, Class 2A2(g)
720,654	5.244	09/25/34	817,846

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,245,684	2.493	02/25/67	2,062,806

JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
8,833,482	2.500	05/25/52	7,413,571

JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
3,362,710	6.000	12/26/53	3,410,918

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
88,414	4.745	04/25/37	72,627

JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
315,076	3.388	07/25/43	296,416

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
136,594	3.000	06/25/29	134,712

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
760,914	3.500	08/25/47	692,647

JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
67,212	3.500	11/25/48	61,200

JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
338,452	3.500	12/25/48	307,601
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,248,990	2.500	12/25/51	1,884,672
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
3,080,929	2.500	11/25/51	2,781,749
LHOME Mortgage Trust Series 2023-RTL4, Class A1(a)(g)
2,000,000	7.628	11/25/28	2,008,146
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
5,620	5.982	07/25/33	5,518
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
27,843	5.500	05/25/34	27,382
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
239,928	6.500	05/25/34	245,377
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
32,721	5.199	03/25/33	29,360

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
$ 260,969	4.686%	11/25/35	$121,579
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,764	6.000	08/25/37	152,045
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,411,531	4.000	08/27/57	1,376,010
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,704,199	2.500	06/25/51	3,102,991
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
100,698	4.000	05/27/49	94,472
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,365,562	6.180	05/25/64	1,382,658
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
3,356,564	2.500	06/25/51	3,006,162
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
2,524,264	5.500	02/25/55	2,535,403
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
78,880	4.606	07/25/35	57,400
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,468,976	2.500	07/25/51	3,099,588
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
165,861	4.047	01/25/37	102,874
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,635	5.623	01/25/37	2,647
RFMSI Trust Series 2005-S7, Class A5
34,037	5.500	11/25/35	26,655
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,219,791
Sequoia Mortgage Trust Series 2004-10, Class A1A(c)(1 mo. USD Term SOFR + 0.734%)
98,162	4.766	11/20/34	93,699
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
352,724	1.874	02/25/43	304,439
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
791,396	2.500	05/25/43	698,689
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
189,977	3.000	11/25/30	185,859
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
394,602	3.500	11/25/46	362,321
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
374,909	3.500	08/25/47	340,520
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
868,162	3.500	09/25/47	792,486
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
313,062	3.500	02/25/48	283,225
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
4,007,126	6.000	04/25/55	4,059,763
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
439,108	3.500	10/25/47	404,128

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
$ 48,697	5.243%		10/25/34	$46,522
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,209	6.096		04/25/34	2,189
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
48,558	5.616		11/25/33	48,229
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
39,836	6.591		11/25/33	40,305
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
9,236,880	2.500		12/25/51	7,734,806
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
263,795	2.500		06/25/51	221,062
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
844,460	3.500		08/20/45	779,799
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
574,784	3.500		01/20/46	528,257

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,361,940)				$145,821,749

Commercial Mortgage Obligations – 0.4%

Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
$ 360,441	2.500%		08/16/43	$348,983

Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247		11/05/39	2,008,264

Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972		03/15/29	3,065,929

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $5,326,784)				$5,423,176

Federal Agencies – 13.9%
Federal Home Loan Mortgage Corp.
$ 2,869	7.000%		05/01/26	$3,000
4,047	7.500		12/01/30	4,209
7,394	7.500		01/01/31	7,657
18,928	7.000		08/01/31	19,792
220,520	5.000		05/01/33	223,581
(1 yr. CMT + 2.229%),
23,356	6.466	(c)	05/01/34	24,082
(RFUCC 1 yr. Treasury + 1.783%),
32,717	6.748	(c)	01/01/36	33,409
338,688	4.000		06/01/42	331,897
325,650	3.000		06/01/45	292,300
(RFUCC 1 yr. Treasury + 1.600%),
464,509	6.278	(c)	07/01/45	478,154

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal National Mortgage Association
$ 118,122	2.500%		05/01/28	$116,007
(RFUCC 6 mo. Treasury + 1.413%),
9,592	6.163	(c)	02/01/33	9,601
(RFUCC 1 yr. Treasury + 1.760%),
5,722	6.760	(c)	02/01/35	5,842
(RFUCC 1 yr. Treasury + 1.599%),
36,317	6.273	(c)	12/01/45	37,300
118,449	4.500		01/01/48	113,572
738,809	2.500		06/01/51	612,897
Government National Mortgage Association
1,222	7.500		07/20/26	1,223
4,189	6.500		04/15/31	4,296
31,606	6.500		05/15/31	32,902
383,374	2.500		06/20/31	372,565
2,212,341	5.000		08/20/40	2,228,820
4,316,183	5.000		07/20/52	4,300,037
(1 yr. CMT + 1.500%),
5,000,000	5.000	(c)	10/20/55	5,034,263
Uniform Mortgage-Backed Security
2,583	6.500		10/01/28	2,670
5,239	7.500		09/01/29	5,245
14,507	7.000		03/01/31	15,155
4,651	7.000		11/01/31	4,859
10,105	7.000		01/01/32	10,556
18,367	6.000		12/01/32	19,002
628,316	3.500		08/01/35	612,229
8,644,584	2.000		08/01/42	7,525,053
6,556,042	5.000		04/01/43	6,653,668
1,531,505	5.000		05/01/43	1,554,311
7,024,223	5.000		06/01/43	7,143,998
345,145	5.000		08/01/48	355,169
9,313,676	3.000		01/01/52	8,261,690
9,209,838	3.000		06/01/52	8,281,050
4,600,172	3.000		07/01/52	4,078,574
5,194,974	4.500		07/01/52	5,087,486
3,545,519	3.500		08/01/52	3,299,121
399,113	4.000		08/01/52	380,510
4,934,961	5.000		08/01/52	4,922,518
13,142,008	5.000		03/01/53	13,153,228
4,165,784	6.000		04/01/53	4,259,601
12,731,687	4.500		07/01/53	12,462,989
8,033,980	5.500		08/01/53	8,118,096
1,895,373	6.000		08/01/53	1,942,486
3,710,436	5.000		10/01/53	3,702,665
3,632,036	6.000		10/01/53	3,721,811
4,149,681	5.500		02/01/54	4,205,644
832,172	5.000		03/01/54	834,600
4,615,311	5.500		03/01/54	4,669,195
4,796,089	5.500		05/01/54	4,855,894
3,943,759	6.000		06/01/54	4,037,805
5,701,369	5.500		07/01/54	5,784,133
5,920,828	5.500		03/01/55	5,982,686
12,020,993	4.500		05/01/55	11,797,782
11,187,821	4.000		07/01/55	10,617,409
1,145,000	5.000		11/01/55	1,139,412

TOTAL FEDERAL AGENCIES
(Cost $171,609,752)				$173,785,706

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Home Equity(a)(g) – 0.2%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
$ 1,938,279	5.503%	02/25/55	$1,954,137
(Cost $1,938,272)

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $339,236,748)			$326,984,768

U.S. Treasury Obligations – 19.0%
U.S. Treasury Bonds
$12,000,000	1.750%	08/15/41	$8,216,250
10,000,000	2.750	08/15/42	7,845,312
3,000,000	3.125	08/15/44	2,426,367
12,750,000	3.000	11/15/44	10,077,978
2,125,000	2.500	02/15/45	1,538,882
5,000,000	2.500	02/15/46	3,566,602
38,000,000	2.750	11/15/47	27,777,109
6,000,000	3.000	02/15/48	4,579,453
22,800,000	3.125	05/15/48	17,765,297
7,000,000	2.250	08/15/49	4,520,469
10,000,000	1.375	08/15/50	5,096,484
4,000,000	1.875	11/15/51	2,289,531
U.S. Treasury Inflation-Indexed Bonds
10,035,480	0.750	02/15/42	8,010,053
U.S. Treasury Notes
4,900,000	1.500	08/15/26	4,814,697
2,000,000	2.250	02/15/27	1,964,453
6,000,000	4.500	05/15/27	6,075,469
5,000,000	3.875	10/15/27	5,024,805
6,380,000	0.625	05/15/30	5,570,537
1,000,000	3.750	06/30/30	1,002,031
7,350,000	3.750	08/31/31	7,331,625
5,000,000	1.375	11/15/31	4,347,266
7,000,000	1.875	02/15/32	6,238,477
15,500,000	2.875	05/15/32	14,623,281
14,000,000	2.750	08/15/32	13,062,656
10,000,000	4.125	11/15/32	10,144,922
14,500,000	3.500	02/15/33	14,124,473
23,000,000	3.375	05/15/33	22,174,336
8,000,000	4.500	11/15/33	8,293,750
9,110,000	4.250	05/15/35	9,232,416

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $254,987,976)			$237,734,981

Asset-Backed Securities – 10.3%
Automotive(a) – 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
$ 1,386,667	2.020%	02/20/27	$1,380,961
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	4,078,739
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,730,949

			8,190,649

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)(1 mo. USD Term SOFR + 0.894%)
$ 59,883	4.630%	01/25/35	$59,921
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
82,309	4.250	09/25/33	80,678
FIGRE Trust Series 2023-HE1, Class A(a)
1,578,690	5.850	03/25/53	1,600,030
FIGRE Trust Series 2025-HE3, Class A(a)(c)(f)
2,078,863	5.560	05/25/55	2,096,665
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
519,432	4.781	12/25/34	511,315
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
117,902	5.640	11/25/35	117,848
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
293,756	7.490	07/25/29	289,692
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
1,106,026	5.122	09/25/64	1,106,135

			5,862,284

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
25,653	4.864	07/15/38	25,611

Other – 9.1%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
3,896,015	3.780	05/20/49	3,832,020
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,589,489
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,800,000	2.250	10/22/46	1,677,734
BHG Securitization Trust Series 2021-B, Class B(a)
534,803	1.670	10/17/34	527,473
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,391,250	2.220	09/25/45	3,238,330
Chase Funding Trust Series 2002-3, Class 1A5(g)
288,581	5.907	06/25/32	285,244
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
2,039,126	4.566	12/25/33	2,043,193
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,420,133	2.720	01/18/47	2,243,008
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,881,480
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
270,298	4.506	02/25/37	258,057
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,850,000	2.493	11/20/51	3,623,580
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,852,652
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,059,486

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
$ 2,575,628	2.791%	10/20/51	$2,427,324
GBX Leasing LLC Series 2022-1, Class A(a)
1,446,795	2.870	02/20/52	1,366,920
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,392,525	2.260	11/19/40	2,285,197
Home Partners of America Trust Series 2019-1, Class A(a)
5,336,992	2.908	09/17/39	5,194,382
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,720,000	3.445	02/26/52	3,613,947
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,924,428
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)(1 mo. USD Term SOFR + 0.734%)
77,696	4.726	08/25/33	77,562
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,995,700	5.760	12/22/64	3,037,176
NP SPE II LLC Series 2016-1A, Class A1(a)
443,839	4.164	04/20/46	442,951
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
1,500,000	6.270	06/17/31	1,507,782
PACEWell 5 Trust Series 2021-1, Class A(a)
1,938,542	2.628	10/10/59	1,584,963
Pear LLC Series 2023-1, Class A(a)
2,923,092	7.420	07/15/35	2,990,477
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	5,001,713
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,944,450
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,751,840	2.841	01/30/51	3,541,685
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,910,000	2.394	04/25/51	1,802,704
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(a)
95,983	0.990	11/20/37	95,489
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,826,869
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,192,288	4.163	07/15/40	4,121,227
TIF Funding II LLC Series 2020-1A, Class A(a)
1,360,833	2.090	08/20/45	1,297,361
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
1,333,078	3.000	07/25/57	1,314,805
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,364,765
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)
3,660,576	3.820	04/17/49	3,640,070
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,975,433
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,872,832
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,549,479	2.110	09/20/45	3,329,882

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
$ 305,208	1.860%	03/20/46	$282,318
Wendy’s Funding LLC Series 2019-1A, Class A2I(a)
2,647,111	3.783	06/15/49	2,629,222
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,195,963	2.370	06/15/51	1,113,826
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,524,134

			114,243,640

Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
691,749	3.850	05/25/33	686,613

SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
503,250	3.590	01/25/48	499,700

South Carolina Student Loan Corp. Series 2015-A, Class A(c)(1 mo. USD Term SOFR + 1.614%)
153,310	5.606	01/25/36	153,341

			1,339,654

TOTAL ASSET-BACKED SECURITIES
(Cost $132,431,685)			$129,661,838

Municipal Bond Obligations – 6.8%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$1,031,962

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 (BAM)
1,000,000	5.160	08/01/32	1,025,559

California – 1.4%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	3,023,446

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,948,177

City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,493,929

Foothill-De Anza CA Community College District GO Bonds (Taxable-Election of 2006) Series E
1,730,000	3.223	08/01/38	1,494,910

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,263,563

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,658,812

			17,882,837

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B (AG)
$1,800,000	3.223%	02/01/32	$1,639,228

Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,368,612

			3,007,840

Hawaii – 0.3%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
3,470,036	3.242	01/01/31	3,418,288

Illinois – 0.3%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	$2,650,865

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,034,753

			3,685,618

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	847,087

Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	4,007,742

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,748,272

			6,756,014

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,979,323

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,758,368

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,040,188

			3,798,556

Mississippi(b) – 0.2%

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,801,623

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$2,500,000	5.792%	11/01/41	$2,614,502

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,712,041

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,932,623

New York(b) – 0.5%
New York State Dormitory Authority Revenue Bonds (Taxable) Series B
1,815,000	5.228	07/01/35	1,926,275

New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,624,569
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,945,278

			6,496,122

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,548,889

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,419,145

University of Cincinnati Revenue Bonds (Taxable- Refunding) Series B
3,000,000	1.775	06/01/29	2,774,834

			7,742,868

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	497,595

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,251,217

			1,748,812

Pennsylvania(b) – 0.3%

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,203,372

Rhode Island – 0.2%

Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,997,125

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
$5,000,000	2.130%	03/01/26	$4,969,862

Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309	10/15/34	1,200,083

			6,169,945

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,939,631

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $87,345,294)			$84,791,748

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – 0.4%
Federal Farm Credit Banks Funding Corp.
$2,500,000	4.000%	01/13/31	$2,523,494
3,000,000	1.730 (b)	10/26/35	2,337,100

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,774,355)			$4,860,594

Shares	Description		Value

Exchange Traded Fund – 0.2%
50,000	Janus Henderson AAA CLO ETF		$2,537,000
(Cost $2,539,500)

Shares	Dividend Rate		Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund — Premier Class
6,965,069	4.014%		$6,965,069
(Cost $6,965,069)

TOTAL INVESTMENTS – 99.5%
(Cost $1,297,798,710)			$1,245,517,758

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			6,846,701

NET ASSETS – 100.0%			$1,252,364,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2025.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
PLC	—Public Limited Company
Q-SBLF	—Qualified School Bond Loan Fund
REMICS	—Real Estate Mortgage Investment Conduit
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	—Secured Overnight Financing Rate

20	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 50.0%
Collateralized Mortgage Obligations – 35.5%

Angel Oak Mortgage Trust Series 2025-3, Class A1(a)(b)
$ 459,825	5.420%	03/25/70	$462,049

Banc of America Funding Trust Series 2004-A, Class 1A3(c)(d)
537	6.619	09/20/34	475

Banc of America Mortgage Trust Series 2003-J, Class 2A1(c)(d)
36,660	5.218	11/25/33	32,369

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(c)(d)
251,082	1.747	09/25/51	226,364

Bear Stearns ARM Trust Series 2004-9, Class 24A1(c)(d)
5,547	4.818	11/25/34	4,913

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(c)(d)
113,877	0.941	02/25/49	106,931

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(c)(d)
81,704	0.970	03/25/60	79,645

BRAVO Residential Funding Trust Series 2025-NQM7, Class A1(a)(b)
289,948	5.459	07/25/65	292,042

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(c)(d)
12,665	1.724	02/25/55	12,592

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(c)(d)
8,615	5.092	09/25/34	7,887

Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(d)
173,160	5.735	02/25/70	174,650

CSMC Trust Series 2021-NQM5, Class A1(a)(c)(d)
259,761	0.938	05/25/66	220,836

Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
1,016	6.500	01/15/28	1,025

Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
4,551	6.000	12/15/28	4,635

Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
1,949	3.500	11/15/25	1,946

Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
43,563	3.500	09/15/42	43,427

Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
481,459	1.500	04/25/49	420,508

Federal Home Loan Mortgage Corp. REMICS Series 5208, Class MA
474,503	2.500	06/25/43	451,528

Federal Home Loan Mortgage Corp. REMICS Series 5340, Class HM
573,072	5.500	04/25/48	574,894

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
$ 314,846	2.500%	08/25/51	$287,764

Federal National Mortgage Association REMICS Series 2003-117, Class KB
127,079	6.000	12/25/33	132,095

Federal National Mortgage Association REMICS Series 2010-109, Class M
179,263	3.000	09/25/40	174,968

Federal National Mortgage Association REMICS Series 2012-100, Class WA
53,935	1.500	09/25/27	52,879

Federal National Mortgage Association REMICS Series 2012-110, Class CA
145,832	3.000	10/25/42	135,048

Federal National Mortgage Association REMICS Series 2012-118, Class EB
46,179	1.500	11/25/27	45,277

Federal National Mortgage Association REMICS Series 2013-112, Class G
4,471	2.125	07/25/40	4,449

Federal National Mortgage Association REMICS Series 2013-135, Class GA
10,377	3.000	07/25/32	10,343

Federal National Mortgage Association REMICS Series 2013-16, Class FY(c)(1 mo. USD Term SOFR + 0.464%)
739,783	4.647	03/25/43	727,595

Federal National Mortgage Association REMICS Series 2013-6, Class BE
24,629	2.000	12/25/42	24,388

Federal National Mortgage Association REMICS Series 2013-74, Class YA
123,322	3.000	05/25/42	119,782

Federal National Mortgage Association REMICS Series 2015-15, Class CA
224,192	3.500	04/25/35	219,706

Federal National Mortgage Association REMICS Series 2015-19, Class CA
29,263	3.500	01/25/43	29,098

Federal National Mortgage Association REMICS Series 2015-2, Class PA
91,929	2.250	03/25/44	88,302

Federal National Mortgage Association REMICS Series 2016-104, Class BA
147,940	3.000	01/25/47	142,576

Federal National Mortgage Association REMICS Series 2016-53, Class BV
209,802	3.500	11/25/27	208,380

Federal National Mortgage Association REMICS Series 2016-96, Class A
172,718	1.750	12/25/46	160,172

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2017-46, Class EA
$ 2,166	3.500%	12/25/50	$2,160

Federal National Mortgage Association REMICS Series 2017-7, Class JA
127,423	2.000	02/25/47	107,268

Federal National Mortgage Association REMICS Series 2019-10, Class PT
168,379	3.500	03/25/49	163,952

Federal National Mortgage Association REMICS Series 2020-35, Class MA
211,288	2.000	12/25/43	200,933

Federal National Mortgage Association REMICS Series 2020-45, Class CB
350,806	2.000	02/25/44	333,009

Federal National Mortgage Association REMICS Series 2020-56, Class AH
355,748	2.000	05/25/45	334,951

Federal National Mortgage Association REMICS Series 2025-82, Class AE
489,389	4.750	08/25/52	488,139

GCAT Trust Series 2021-NQM6, Class A1(a)(c)(d)
263,742	1.855	08/25/66	241,520

Government National Mortgage Association REMICS Series 2010-14, Class PA
1,982	3.000	02/20/40	1,960

Government National Mortgage Association REMICS Series 2013-14, Class AP
574,956	1.750	12/20/42	513,480

Government National Mortgage Association REMICS Series 2013-188, Class LE
348,626	2.500	11/16/43	327,980

Government National Mortgage Association REMICS Series 2014-131, Class DM
35,385	3.000	02/20/44	34,890

Government National Mortgage Association REMICS Series 2015-65, Class BD
175,166	2.250	05/20/45	157,628

Government National Mortgage Association REMICS Series 2015-94, Class AT
149,961	2.250	07/16/45	136,108

Government National Mortgage Association REMICS Series 2019-11, Class MA
91,713	3.000	01/20/47	88,160

Government National Mortgage Association REMICS Series 2019-21, Class MA
192,820	3.500	09/20/47	187,322

Government National Mortgage Association REMICS Series 2023-49, Class A
303,493	4.500	07/20/48	302,649

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(c)(d)
$ 78,128	1.382%	09/27/60	$74,048

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c) (1 mo. USD Term SOFR + 0.554%)
37,088	4.546	05/25/35	30,105

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(c)(d)
114,947	4.631	01/25/36	106,959

Impac CMB Trust Series 2003-2F, Class A(b)
19,280	5.730	01/25/33	19,424

Impac CMB Trust Series 2005-2, Class 2A2(c)(1 mo. USD Term SOFR + 0.914%)
9,153	4.906	04/25/35	8,992

Impac Secured Assets Trust Series 2006-1, Class 2A1(c)(1 mo. USD Term SOFR + 0.814%)
67,905	4.806	05/25/36	64,235

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(c)(d)
24,364	5.523	10/25/34	23,004

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(c)(d)
82,872	3.500	10/25/46	76,078

Lehman XS Trust Series 2005-7N, Class 1A1A(c)(1 mo. USD Term SOFR + 0.654%)
49,506	4.646	12/25/35	46,851

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(c)(d)
17,468	6.432	04/21/34	17,189

MFA Trust Series 2021-NQM1, Class A1(a)(c)(d)
116,645	1.153	04/25/65	109,865

MFA Trust Series 2021-NQM2, Class A1(a)(c)(d)
171,680	1.029	11/25/64	152,168

MortgageIT Trust Series 2005-1, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
67,366	4.746	02/25/35	68,697

MortgageIT Trust Series 2005-1, Class 1A2(c)(1 mo. USD Term SOFR + 0.894%)
57,945	4.886	02/25/35	58,436

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(c)(d)
339,196	2.750	07/25/59	327,192

OBX Trust Series 2025-NQM4, Class A1(a)(b)
300,008	5.400	02/25/55	301,631

RALI Trust Series 2004-QA4, Class NB21(c)(d)
5,980	5.360	09/25/34	5,784

Sequoia Mortgage Trust Series 2003-2, Class A1(c)(1 mo. USD Term SOFR + 0.774%)
4,260	4.806	06/20/33	4,232

Sequoia Mortgage Trust Series 2010, Class 1A(c)(1 mo. USD Term SOFR + 0.914%)
1,940	4.946	10/20/27	1,887

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Vendee Mortgage Trust Series 1996-2, Class 1Z
$ 2,771	6.750%		06/15/26	$2,783

Verus Securitization Trust Series 2021-2, Class A1(a)(c)(d)
207,477	1.031		02/25/66	189,283

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,409,824)				$10,992,490

Commercial Mortgage Obligations – 3.8%

Government National Mortgage Association REMICS Series 2018-170, Class V
$ 214,755	3.250%		10/16/35	$203,871

Government National Mortgage Association REMICS Series 2022-196, Class AB
422,699	3.250		04/16/54	396,848

Government National Mortgage Association REMICS Series 2022-199, Class A
592,128	3.250		02/16/54	559,006

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,141,953)				$1,159,725

Federal Agencies – 10.7%

Federal Home Loan Mortgage Corp.
1,307	5.000%		05/01/27	$1,310
30,655	2.500		04/01/28	30,182

(RFUCC 1 yr. Treasury + 1.600%),
93,769	6.278	(c)	07/01/45	96,523

(RFUCC 1 yr. Treasury + 1.576%),
40,317	6.335	(c)	07/01/46	41,456

Federal National Mortgage Association
53,259	3.500		10/01/26	52,984
32,725	3.500		12/01/27	32,481
54,034	2.500		03/01/28	53,067
126,231	2.500		05/01/28	123,923
45,756	3.000		05/01/28	45,251
84,226	2.500		07/01/28	82,498
60,322	3.000		09/01/28	59,498
56,547	2.500		01/01/30	55,288
97,936	3.500		10/01/32	96,138
204,149	3.000		08/01/33	194,926
(RFUCC 1 yr. Treasury + 1.599%),
18,482	6.273	(c)	12/01/45	18,982

Government National Mortgage Association,
(1 yr. CMT + 1.500%)
150	5.625	(c)	04/20/26	150
145	4.625	(c)	08/20/26	145
742	5.625	(c)	01/20/28	741
498,113	4.500	(c)	08/20/55	496,955

Uniform Mortgage-Backed Security
26,474	3.000		11/01/26	26,267
10,682	3.000		12/01/26	10,613
97,163	2.000		01/01/31	93,782

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)

Uniform Mortgage-Backed Security (continued)
$ 1,409	7.000%	11/01/31	$1,472
80,801	5.000	02/01/32	81,666
43,553	6.000	07/01/33	44,505
226,560	3.500	07/01/34	221,284
144,440	3.500	08/01/35	140,742
747,948	3.500	08/01/42	716,357
(1 mo. USD Term SOFR + 2.196%),
498,769	4.271 (c)	09/01/55	492,397

TOTAL FEDERAL AGENCIES
(Cost $3,362,304)			$3,311,583

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $15,914,081)			$15,463,798

U.S. Treasury Obligations – 44.3%
U.S. Treasury Bills(e)
$ 500,000	0.000%	11/13/25	$499,463
700,000	0.000	11/20/25	698,715
800,000	0.000	01/22/26	788,648
600,000	0.000	01/29/26	593,918
500,000	0.000	02/19/26	490,081
600,000	0.000	03/19/26	590,799
1,000,000	0.000	04/16/26	981,809
500,000	0.000	07/09/26	486,393

U.S. Treasury Notes
500,000	3.750	08/31/26	499,225
300,000	1.250	11/30/26	292,277
600,000	1.500	01/31/27	584,086
2,500,000	2.625	07/31/29	2,410,840
300,000	1.625	08/15/29	279,105
700,000	3.875	09/30/29	705,469
350,000	4.125	10/31/29	355,920
600,000	3.875	11/30/29	604,688
2,800,000	3.875	12/31/29	2,821,437

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,598,698)			$13,682,873

U.S. Government Agency Obligations(f) – 2.5%
Federal Farm Credit Banks Funding Corp.
$ 275,000	5.120%	11/24/27	$274,861
Federal Home Loan Banks
500,000	4.250	03/28/30	503,207

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $775,000)			$778,068

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 0.9%
Home Equity – 0.5%

Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 22,138	5.186%	03/25/33	$22,128

Terwin Mortgage Trust Series 2004-7HE, Class A3(a)(1 mo. USD Term SOFR + 1.514%)
103,606	5.506	07/25/34	101,899

Terwin Mortgage Trust Series 2004-9HE, Class A1(a) (1 mo. USD Term SOFR + 0.914%)
40,121	4.906	09/25/34	38,401

			162,428

Other – 0.4%

Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	5.006	11/25/34	109,686

TOTAL ASSET-BACKED SECURITIES
(Cost $248,531)			$272,114

Shares	Dividend Rate		Value

Investment Company – 2.3%
State Street Institutional US Government Money Market Fund – Premier Class
723,915	4.014%		$723,915
(Cost $723,915)

TOTAL INVESTMENTS – 100.0%
(Cost $31,260,225)			$30,920,768

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			4,924

NET ASSETS – 100.0%			$30,925,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2025.

(d)	Rate shown is that which is in effect on October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMICS	—Real Estate Mortgage Investment Conduit
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	—Secured Overnight Financing Rate

24	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.3%
Alabama(a) – 3.1%

Alabama Housing Finance Authority Revenue Bonds Series C (FHLMC/FNMA/GNMA) (NR/Aa1)
$ 530,000	3.750%	04/01/35	$533,556
545,000	3.800	10/01/35	549,171
560,000	3.900	04/01/36	565,432
450,000	3.950	10/01/36	454,414
590,000	4.000	04/01/37	595,547
505,000	4.000	10/01/37	509,502

Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
5,000,000	5.000	05/01/55	5,384,463

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000	12/01/31	2,431,635

			11,023,720

Alaska(a) – 0.3%

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000	10/01/28	1,040,850

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)
80,000	5.000	03/01/27	80,105

			1,120,955

Arizona(a) – 0.6%

Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000	11/01/39	2,234,602

Arkansas(a) – 0.3%

City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400	09/01/27	243,105

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000	11/01/30	672,363

			915,468

Colorado – 4.7%

Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000	12/01/42	2,081,484

Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	557,712

Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000	12/01/40	3,751,251

City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	553,122

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
$ 1,770,000	5.000%		12/01/44	$1,775,855

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
250,000	2.175		11/01/25	250,000

Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
500,000	5.000		12/01/39	557,068
830,000	5.000		12/01/41	905,066
525,000	5.000		12/01/42	566,918
640,000	5.000		12/01/44	680,136

Thornton Development Authority Tax Allocation (Refunding) Series 2025 (East 144th Avenue & I-25 Project) (A+/NR)
1,460,000	5.000		12/01/31	1,615,635
1,505,000	5.000		12/01/32	1,678,958
1,605,000	5.000		12/01/33	1,803,128

				16,776,333

Connecticut – 0.8%

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa2)
330,000	5.000		11/15/27	338,629
450,000	5.000		11/15/28	468,579
450,000	5.000		11/15/29	474,036
385,000	5.000		11/15/30	409,508

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
765,000	1.950		11/15/25	764,521
500,000	2.090		05/15/26	495,793

				2,951,066

Florida – 4.8%

City of Pensacola FL Airport Revenue Bonds Series 2025 (AMT) (A+/NR)(a)
750,000	5.250		10/01/36	847,377
655,000	5.250		10/01/37	734,001
750,000	5.250		10/01/38	835,431
750,000	5.250		10/01/39	829,876
1,125,000	5.250		10/01/40	1,235,581

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	658,061

Florida State Housing Finance Corp. Revenue Bonds Series 1 (FHLMC/FNMA/GNMA) (NR/Aaa)
535,000	2.000		07/01/27	520,905
495,000	2.050		01/01/28	479,578
515,000	2.100		07/01/28	496,796
520,000	2.125	(a)	01/01/29	499,385

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)

Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
$ 2,015,000	5.000%		10/01/30	$2,017,621

Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Series A (AG) (AA/NR)
850,000	5.000		03/01/34	966,153
755,000	5.000		03/01/35	857,539
500,000	5.000	(a)	03/01/36	559,806

St. Johns County FL School Board Certificates of Participation Series 2024 A (AG) (AA/NR)(a)
1,200,000	5.000		07/01/40	1,306,736

Village Community Development District No. 10 (Refunding) Series 2023 (AG) (AA/NR)(a)
2,545,000	5.000		05/01/41	2,689,549
1,210,000	5.000		05/01/42	1,268,149

				16,802,544

Georgia – 3.1%

Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000		07/15/40	3,047,381

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,006,775

Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A+/NR)(a)
1,700,000	4.000		02/15/39	1,705,549

Milledgeville & Baldwin County Development Authority Revenue Bonds (Refunding) Series 2021 (AA-/NR)
500,000	5.000		06/15/30	547,875
500,000	5.000		06/15/31	556,398
600,000	5.000	(a)	06/15/32	663,224
700,000	5.000	(a)	06/15/33	771,311

Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B (BAM) (AA/A2)(a)
2,375,000	5.250		01/01/38	2,693,749

				10,992,262

Idaho(a) – 0.3%

County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,126,987

Illinois – 7.4%

Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,109,570
1,000,000	5.000		01/01/35	1,113,671

Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,081,791

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Elk Grove Village GO Bonds Series 2017 (AA+/NR)(a)
$525,000	5.000%		01/01/28	$538,929

Governors State University Revenue Bonds (Refunding) Series 2021 (BAM) (AA/NR)(a)
805,000	4.000		10/01/34	813,290
855,000	4.000		10/01/36	856,337

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	800,315

Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (BAM) (AA/NR)(a)
2,525,000	5.000		12/01/37	2,713,953

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	506,559
515,000	4.000		12/15/35	524,269
535,000	4.000		12/15/36	542,653
555,000	4.000		12/15/37	560,596

St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
1,000,000	5.500		12/01/37	1,131,356

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 (BAM) (AA/A1)(a)
860,000	4.000		12/01/38	872,473

Taylorville Community Unit School District No. 3 GO Bonds Series 2025 (BAM) (AA/NR)
880,000	5.000		12/01/34	1,002,741
675,000	5.000	(a)	12/01/35	766,841
600,000	5.000	(a)	12/01/36	673,767
775,000	5.000	(a)	12/01/37	862,425
825,000	5.000	(a)	12/01/38	913,492
875,000	5.000	(a)	12/01/39	960,542

Village of Oswego IL GO Bonds Series A (NR/Aa2)(a)
1,555,000	5.000		12/15/39	1,702,035

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,825,000	4.000		12/01/38	1,848,699

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000		12/30/28	958,041
960,000	5.000		12/30/29	1,033,879

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (BAM) (AA/NR)(a)
700,000	4.000		12/01/31	731,967
700,000	4.000		12/01/32	729,196
725,000	4.000		12/01/33	751,117

				26,100,504

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – 7.6%

Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
$1,005,000	4.000%		02/01/37	$1,030,889
1,050,000	4.000		02/01/38	1,072,858
1,050,000	4.000		02/01/39	1,063,602

Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,221,687

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	564,027

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	564,027

Hobart Building Corp. Revenue Bonds Series A (AA+/NR)(a)
600,000	5.000		07/15/35	658,360
450,000	5.000		01/15/37	485,815

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	850,479
700,000	4.000	(a)	07/01/32	716,051
700,000	4.000	(a)	07/01/36	700,967

Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,570,223
1,505,000	5.000		02/01/39	1,631,377
1,200,000	5.000		02/01/40	1,289,678

Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,116,464
1,420,000	5.000		03/01/36	1,574,506

IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,302,941
1,685,000	5.500		07/15/40	1,876,946

Martinsville Redevelopment Authority Series 2021 (BAM) (AA/NR)(a)
565,000	3.000		08/01/33	557,152
400,000	3.000		08/01/35	382,602

Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
485,000	4.000		08/01/32	502,061

Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000		07/15/38	1,103,059

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	519,259
500,000	5.000		07/15/32	518,678

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Indiana – (continued)
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
$ 750,000	5.000%		07/15/31	$753,318
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,628,314
1,670,000	3.000		08/01/34	1,668,704

				26,924,044

Iowa – 1.4%
City of Bondurant IA GO Bonds Series A (AG) (AA/A1)(a)
600,000	5.000		06/01/36	659,041
630,000	5.000		06/01/37	687,569
665,000	5.000		06/01/38	720,291
430,000	5.000		06/01/40	458,210
Iowa Student Loan Liquidity Corp. Revenue Bonds Series B (AMT) (AA/NR)
825,000	5.000		12/01/33	894,491
815,000	5.000		12/01/34	881,290
635,000	5.000		12/01/35	683,011

				4,983,903

Kansas(a) – 0.8%
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)
1,000,000	5.000		09/01/40	1,110,963

County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,455,000	5.250		12/01/39	1,653,756

				2,764,719

Kentucky – 5.0%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,815,809
855,000	5.000		07/01/31	925,108
1,275,000	5.000	(a)	07/01/32	1,385,907

Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,967,127

Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
500,000	5.000		06/01/28	520,877
1,000,000	5.000		12/01/28	1,049,921
700,000	5.000		06/01/29	738,204
1,000,000	5.000		12/01/29	1,059,959

Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000		05/01/55	3,189,192

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000		05/01/28	775,838
915,000	5.000		05/01/29	946,650

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)

Kentucky State Property & Building Commission Series 2018 (BAM) (AA/Aa3)
$ 885,000	5.000%	04/01/28	$933,217

Shelby County Public School District GO Bonds Series 2025 (NR/Aa2)(a)
2,345,000	4.000	11/01/41	2,351,095

			17,658,904

Louisiana(a) – 2.2%
City of Shreveport LA GO Bonds Series 2024 (AG) (AA/Baa2)
500,000	5.000	03/01/36	563,627
500,000	5.000	03/01/37	558,726
825,000	5.000	03/01/38	914,175

East Ouachita Parish School District GO Bonds Series 2025 (AA-/NR)
595,000	5.250	03/01/36	695,481
600,000	5.250	03/01/38	689,440
600,000	5.250	03/01/39	683,290

Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000	10/01/35	780,950
545,000	5.000	10/01/36	606,832

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 (AG) (AA/NR)
800,000	5.000	04/01/48	830,962

Rapides Parish School District No. 52 Pineville GO Bonds Series 2025 (BAM) (AA/NR)
660,000	5.250	03/01/36	755,946
500,000	5.250	03/01/37	566,893

			7,646,322

Maine – 2.0%

Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,164,275

Maine State Housing Authority Mortgage Purchase Revenue Bonds (Refunding) Series D (AA+/Aa1)(a)
1,900,000	4.050	11/15/37	1,921,651

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
835,000	2.050	11/15/25	834,511

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	800,702
870,000	2.250	11/15/30	823,622
905,000	2.350	11/15/31	844,644

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/A3)(a)
215,000	5.000	01/01/34	215,318
330,000	5.000	01/01/35	330,382

			6,935,105

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – 0.6%

Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
$ 550,000	4.250%	07/01/32	$561,114

Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	849,975
710,000	1.900	12/01/32	628,096

			2,039,185

Michigan – 6.2%

Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	550,743
500,000	5.000	01/01/39	546,752
500,000	5.000	01/01/40	538,979

Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/26	495,804
Grand Rapids MI Public Schools GO Bonds Series 2024 (AG) (AA/NR)(a)
875,000	5.000	05/01/37	994,062
750,000	5.000	05/01/38	846,386
775,000	5.000	05/01/40	859,594

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	468,688

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	399,900

Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000	05/01/31	1,356,613

Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (NR/A2)(a)
5,000,000	5.000	11/15/41	5,051,203

Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)(a)
470,000	2.550	04/01/28	460,272
410,000	2.600	10/01/28	400,026

North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000	05/01/36	488,988
200,000	5.000	05/01/38	227,053
315,000	5.000	05/01/40	350,240
580,000	5.000	05/01/44	626,618

Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A+/A1)(a)
2,625,000	5.000	12/01/34	2,629,834

Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A+/A1)(a)
2,375,000	5.000	12/01/45	2,379,373

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A+/A1)(a)
$ 2,400,000	5.000%	12/01/34	$2,404,419

			22,075,547

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000	04/01/35	1,275,359

Minnesota State Housing & Finance Agency Revenue Bonds Series A (FHLMC/FNMA/GNMA) (AA+/Aa1)
230,000	1.700	07/01/26	226,210

			1,501,569

Mississippi – 2.2%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000	07/01/35	334,861
325,000	5.250(a)	07/01/36	366,296
375,000	5.250(a)	07/01/37	420,219
500,000	5.250(a)	07/01/38	556,914

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000	11/01/29	300,810
400,000	5.000	11/01/30	401,090
500,000	5.000	11/01/31	501,786
400,000	5.000	11/01/32	402,199
Mississippi State Home Corp. Revenue Bonds Series 2022 (FHLMC/FNMA/GNMA) (NR/Aa1)
720,000	1.800	06/01/30	660,764
690,000	1.850	12/01/30	628,041
1,000,000	1.950(a)	06/01/31	906,105

Warren MS Certificates of Participation Series 2023 (BAM) (AA/Aa3)(a)
1,000,000	6.000	09/01/39	1,164,560
1,000,000	6.000	09/01/40	1,151,655

			7,795,300

Missouri – 2.2%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000	11/15/45	3,001,250

Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000	04/01/28	867,794
1,825,000	4.000	04/01/29	1,875,851
810,000	4.000	04/01/30	836,593

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,170,000	4.050	05/01/36	1,191,434

			7,772,922

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
$ 35,000	3.000%		05/15/46	$28,292

New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AG) (AA/A1)(a)
500,000	5.000		11/01/35	568,290
500,000	5.000		11/01/36	563,459
750,000	5.000		11/01/37	838,128
715,000	5.000		11/01/38	792,836

County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	592,467

New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	3,038,555
1,000,000	5.000		12/01/33	1,094,430

				7,488,165

New Mexico – 0.5%
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (FHLMC/FNMA/GNMA) (NR/Aa1)
775,000	1.900		03/01/31	704,982
520,000	2.050(a)		03/01/32	472,899
585,000	2.100	(a)	09/01/32	529,996

				1,707,877

New York(a) – 0.7%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	802,272
915,000	2.850		12/01/33	817,777
940,000	3.000		12/01/34	834,619

				2,454,668

North Carolina(a) – 0.2%

North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (FHLMC/FNMA/GNMA) (AA+/Aa1)
585,000	3.200		01/01/29	587,857

Ohio – 3.6%

Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000		12/01/31	969,292

Akron OH GO Bonds (Refunding) Series 2015 (A+/NR)(a)
545,000	5.000		12/01/26	545,799

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(d)
100,000	4.000		12/01/25	100,076
110,000	5.000		12/01/27	115,049

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	635,291
675,000	3.000		12/01/33	654,658

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)

Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
$ 345,000	2.000%		11/15/31	$310,703

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,540
500,000	4.000		12/01/29	500,305

Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aa1)
500,000	6.000		09/01/31	587,008

Polaris Career Center Certificate of Participation (Refunding) Series 2025 (NR/Aa3)
500,000	5.000		11/01/32	564,740
500,000	5.000	(a)	11/01/38	549,572
500,000	5.000	(a)	11/01/39	544,933

Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,595,016

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
345,000	2.000		11/15/31	311,925

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	704,015

Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
505,000	5.000		12/15/36	566,800
535,000	5.000		12/15/37	592,711
1,085,000	5.000		12/15/38	1,192,311

				12,670,744

Oklahoma – 2.2%

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,384,955

McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,052,317

Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,721,454

Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000		07/01/28	25,865

Tulsa County Home Finance Authority Revenue Bonds Series A (GNMA) (NR/Aa1)(a)
1,390,000	5.000		07/01/40	1,463,281

				7,647,872

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – 9.2%

Berwick Area School District GO Bonds Series 2021 (BAM) (AA/NR)(a)
$ 345,000	3.000%	11/15/34	$338,515

Bucks County Technical School Authority Revenue Bonds Series 2022 (BAM) (AA/A1)(a)
455,000	4.000	02/15/33	474,419

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,019,665

Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (BAM) (AA/Aa3)(a)
750,000	5.000	04/01/36	823,991
500,000	5.000	04/01/38	544,581

Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000	07/01/31	583,202
555,000	5.000	07/01/32	618,292
580,000	5.000	07/01/33	652,205
460,000	5.000	07/01/34	520,534

Coatesville School District GO Bonds Series 2025 (AG) (AA/Aa3)(a)
1,000,000	5.250	11/15/40	1,097,485
1,000,000	5.250	11/15/41	1,086,731

Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
660,000	5.000	06/01/35	737,440
805,000	5.000	06/01/39	880,718
845,000	5.000	06/01/40	917,117

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
525,000	5.000	06/01/27	534,365
525,000	5.000	06/01/28	539,587
535,000	5.000	06/01/29	558,690
425,000	5.000	06/01/30	447,595

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (AAA/Aa2)
500,000	5.000	06/01/26	503,594

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	463,219

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	753,237

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	330,273
350,000	2.633	12/01/29	334,401

Pittsburgh School District GO Bonds Series 2025 (BAM) (AA/A1)(a)
1,845,000	4.050	09/01/40	1,871,070

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AG) (AA/A1)(a)
$ 800,000	5.000%		09/01/40	$873,672
1,750,000	5.000		09/01/41	1,895,955

Shikellamy School District PA GO Bonds Series 2020 (BAM) (AA/NR)(a)
1,945,000	2.000		09/01/28	1,852,360
1,610,000	2.000		09/01/29	1,504,330

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	234,643
225,000	5.000		05/01/29	238,523
400,000	5.000		05/01/30	430,692
375,000	5.000		05/01/31	409,507
325,000	4.000	(a)	05/01/32	329,259
325,000	4.000	(a)	05/01/33	328,115
300,000	4.000	(a)	05/01/34	301,709

Steel Valley School District GO Bonds Series 2024 (BAM) (AA/Aa3)(a)
850,000	5.000		11/01/37	936,072
1,695,000	5.000		11/01/38	1,861,735
650,000	5.000		11/01/39	707,912
840,000	5.000		11/01/40	904,522
885,000	5.000		11/01/41	942,243

Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
520,000	4.000		07/01/27	529,241
400,000	5.000	(a)	07/01/28	412,173
500,000	4.000	(a)	07/01/33	504,110

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	645,609

				32,473,308

Rhode Island – 2.1%

Rhode Island Health & Educational Building Corp. Revenue Bonds Series G (BAM) (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,496,402

Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AG) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,222,524

Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
760,000	4.000		11/01/32	783,636

Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,847,163

Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	804,558
500,000	5.000		12/01/32	539,361
750,000	5.000		12/01/33	810,463

				7,504,107

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Carolina – 1.8%

Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
$ 500,000	5.000%		12/01/32	$564,215
565,000	5.000		12/01/33	643,352
590,000	5.000		12/01/34	675,792
620,000	5.000	(a)	12/01/35	703,791
1,300,000	5.000	(a)	12/01/36	1,463,071

South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)(a)
2,000,000	5.000		04/01/34	2,260,966

				6,311,187

South Dakota(a) – 0.9%

County of Clay SD G0 Bonds Series 2023 (NR/Aa3)
1,000,000	5.000		12/01/38	1,092,689

Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)
1,745,000	5.000		08/01/38	1,941,460

				3,034,149

Tennessee – 0.9%

Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	558,565
800,000	5.250		12/01/41	883,551

Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	525,853
600,000	5.000	(a)	07/01/29	626,820
500,000	5.000	(a)	07/01/30	522,044

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,016

				3,241,849

Texas – 11.9%

Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,320,294
1,000,000	5.000		08/15/40	1,091,986

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000		12/01/32	491,836

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/35	1,038,685

Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000		11/15/39	1,900,950

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)

City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
$ 1,250,000	5.000%		11/15/32	$1,398,964

City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
500,000	5.000		09/01/42	525,439

City of Houston TX Airport System Revenue Bonds (Refunding) Series A (AMT) (A+/NR)(a)
500,000	5.250		07/01/36	568,763
500,000	5.250		07/01/37	564,618
500,000	5.250		07/01/38	559,916

City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,070,072
900,000	5.000		07/01/30	975,876
1,200,000	5.000		07/01/31	1,320,458

City of Houston TX GO Bonds Series 2025 (AA/NR)(a)
1,025,000	5.000		07/01/35	1,171,043

City of Weslaco TX GO Bonds Series 2025 (BAM) (AA/NR)(a)
675,000	5.000		02/15/37	744,639
670,000	5.000		02/15/38	731,855
670,000	5.000		02/15/39	726,455

Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,320,529

Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a) (continued)
860,000	5.000		08/15/35	955,856
975,000	5.000		08/15/36	1,073,190

Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000		09/01/35	1,691,293

County of Hidalgo TX GO Bonds Series 2025 (AA-/Aa2)(a)
1,085,000	5.000		08/15/38	1,213,906

Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000		11/01/39	1,106,741

Dallas Fort Worth International Airport Revenue Bonds Series A-1 (AMT) (AA-/A1)(a)
3,750,000	5.250		11/01/38	4,217,519

Dallas Metrocare Services Revenue Bonds Series 2025 (NR/Aa3)
500,000	5.000		11/01/34	568,485
500,000	5.000		11/01/35	569,879
525,000	5.000	(a)	11/01/36	591,916
590,000	5.000	(a)	11/01/38	653,141

Greenville TX Electric System Revenue Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.000		02/15/47	1,038,416

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)

Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
$ 970,000	4.000%		03/01/33	$997,845

Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AG) (AA/A1)(a)
500,000	5.000		09/01/35	561,536

Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,867,288

North Texas Higher Education Authority, Inc. Revenue Bonds Series A (AMT) (AA/NR)
1,000,000	5.000		06/01/33	1,074,182

Northampton Municipal Utility District GO Bonds Series 2025 (BAM) (AA/A2)(a)
535,000	5.000		03/01/33	572,658
565,000	5.000		03/01/34	603,733
595,000	4.000		03/01/35	608,036
625,000	4.000		03/01/36	633,501
655,000	4.000		03/01/37	660,454

Port Freeport TX Revenue Bonds Series 2024 (AMT) (A/NR)
1,550,000	6.000		06/01/34	1,784,519
1,655,000	4.000	(a)	06/01/35	1,695,241

				42,261,713

Utah(a) – 0.1%

Salt Lake City UT Airport Revenue Bonds Series B (A+/A1)
500,000	5.000		07/01/34	516,442

Vermont – 0.7%

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
780,000	5.000		06/15/27	795,882

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000		06/15/26	403,446

Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	417,214
455,000	5.000		06/15/30	482,545

Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR) (continued)
475,000	5.000		06/15/31	509,171

				2,608,258

Virginia(a) – 1.0%

Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AG) (AA/NR)
1,000,000	5.250		07/01/43	1,072,643

Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150		11/01/48	2,570,571

				3,643,214

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – 0.8%

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
$ 900,000	3.600%		06/01/26	$900,099

Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000		05/01/37	1,522,643

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A3)
150,000	5.000		10/01/30	158,801

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450		12/01/30	290,101

				2,871,644

Wisconsin – 4.6%

City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AG) (AA/NR)(a)
2,000,000	5.000		04/01/35	2,215,401

City of Milwaukee WI GO Bonds Series 2020 (BAM) (AA/NR)(a)
2,580,000	4.000		04/01/35	2,658,521

County of Milwaukee WI Airport Revenue Bonds Series A (AMT) (NR/A1)
1,010,000	5.000		12/01/31	1,118,256
935,000	5.000		12/01/32	1,046,848
1,010,000	5.000		12/01/33	1,140,035
1,010,000	5.000		12/01/34	1,144,072
700,000	5.000	(a)	12/01/35	788,159
500,000	5.000	(a)	12/01/36	558,164

Racine Unifield School District GO Bond (Refunding) Series 2025 (AG) (AA/Aa3)(a)
1,275,000	5.000		04/01/39	1,403,018
900,000	5.000		04/01/40	985,064

Tomorrow River School District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,910,000	4.000		03/15/41	1,939,656

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)(a)
1,170,000	4.082		07/01/29	1,170,364

				16,167,558

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $352,995,001)				$351,360,865

Shares	Dividend Rate	Value

Investment Company – 4.2%
State Street Institutional US Government Money Market Fund — Premier Class
14,645,302	4.014%	$14,645,302
(Cost $14,645,302)

TOTAL INVESTMENTS – 103.5%
(Cost $367,640,303)		$366,006,167

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%		(12,267,269)

NET ASSETS – 100.0%		$353,738,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2025.

(c)	Rate shown is that which is in effect on October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Pre-refunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	33

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 94.2%

Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%	12/01/31	$2,156,661

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,587,264

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (BAM) (AA/NR)
500,000	4.000	12/01/34	513,640
500,000	4.000	12/01/35	511,519

			1,025,159

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	485,396

Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,586,057

			2,071,453

Missouri – 90.3%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 (BAM) (AA/NR)(a)
2,000,000	4.000	04/15/43	1,973,640

Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	770,622
825,000	4.000	08/15/30	836,767
555,000	4.000	08/15/31	562,518

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
750,000	4.000	03/01/41	758,341

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
1,655,000	4.000	10/01/34	1,663,591

Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,451,134

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	760,995

City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	859,932
1,500,000	5.000	03/01/38	1,710,560
1,000,000	5.000	03/01/39	1,131,824
1,000,000	5.000	03/01/40	1,114,588

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
$1,415,000	4.000		10/01/36	$1,420,603

City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000%		05/01/37	1,210,929
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
505,000	3.000		10/01/30	505,702
570,000	3.000		10/01/34	553,091

City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,074,008
1,230,000	4.000		03/01/34	1,181,559
750,000	4.000		03/01/37	691,286
530,000	4.000		03/01/40	458,416

City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,103,050
760,000	5.000		04/01/36	832,592
1,435,000	5.000		04/01/37	1,564,932

City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,733,311

City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	953,555
640,000	4.000		05/01/35	660,417
685,000	4.000		05/01/36	704,281

Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,024,689

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	499,983

County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	673,153
670,000	5.000		10/01/30	710,469
705,000	5.000		10/01/31	751,752
740,000	5.000	(a)	10/01/32	792,949

County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	2,017,971

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	631,861

Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,631,455
1,115,000	5.250		03/01/35	1,268,003

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	756,354

34	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
$1,130,000	5.000%	09/01/36	$1,180,962
1,000,000	5.000	09/01/37	1,042,178

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	893,175

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB-/NR)(a)
3,225,000	5.000	10/01/37	3,229,012

Hazelwood School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	03/01/42	796,273
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000	04/01/38	1,201,351

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	557,750

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	553,487

Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	6,002,500

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	344,657
400,000	4.000	02/15/35	391,427
580,000	4.000	02/15/36	562,741
700,000	4.000	02/15/37	673,617

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding-COX Health Obligated Group) Series 2025 B (NR/A2)
2,850,000	5.000	11/15/32	3,206,886
2,225,000	5.000	11/15/33	2,525,958

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250	03/01/38	1,440,635

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000	04/01/26	959,396

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA-/NR)(a)
700,000	4.000	05/01/27	703,890
630,000	4.000	05/01/29	633,903

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
$1,000,000	5.500%		03/01/35	$1,080,672
1,000,000	5.500		03/01/36	1,078,255

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	465,681
575,000	3.250		04/15/30	566,354
550,000	3.300		04/15/31	539,343
700,000	3.375		04/15/32	678,252

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,160
165,000	4.000	(a)	03/01/31	169,967
180,000	4.000	(a)	03/01/32	185,106
200,000	4.000	(a)	03/01/33	205,232

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,251,712

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,054

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500		03/01/44	1,090,917
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (FNMA) (NR/Aa1)
2,191,000	4.450		02/01/43	2,225,355

Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250		03/01/44	1,292,155

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A/NR)(a)
585,000	3.000		04/01/29	584,236
605,000	3.000		04/01/30	605,692
420,000	3.000		04/01/31	421,386
460,000	3.000		04/01/33	457,405

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
1,020,000	2.558		02/15/26	1,015,754
815,000	2.844		02/15/28	794,075
825,000	2.894		02/15/29	794,828

Joplin MO Schools GO Bonds Buildings — Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,266,118

Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,650,144
1,370,000	5.000		03/01/29	1,451,471

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2) – (continued)
$1,000,000	5.000	%(a)	03/01/32	$1,050,350
1,275,000	4.000	(a)	03/01/34	1,299,157
1,000,000	5.000	(a)	03/01/35	1,042,651

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,138,354

Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,389,110

Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding — Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	701,186
1,000,000	5.875		03/01/38	1,213,002
400,000	5.750		03/01/41	465,138
575,000	5.750		03/01/42	661,624

Mineral Area MO Community College District GO Bonds Series 2024 (AG) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,158,498
2,300,000	5.000		03/01/36	2,532,187

Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,111,267
1,100,000	5.250		05/01/37	1,210,904

Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (BAM) (AA/A3)(a)
1,775,000	5.000		06/01/36	2,008,783

Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding — Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,118,498

Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	552,313
500,000	5.250		12/01/42	547,010
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	926,195
990,000	4.000	(a)	04/01/32	1,030,711
1,095,000	4.000	(a)	04/01/33	1,135,675

Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,392,421
1,275,000	4.500		05/01/49	1,247,886

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	623,726

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,116

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
$2,030,000	5.000%		10/01/27	$2,105,883

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	700,888
800,000	5.000		09/01/38	826,632

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,501,807

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	2,000,432

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,376,267
1,000,000	5.000		12/01/33	1,000,842

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	979,218
1,100,000	5.000		06/01/37	1,128,484

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,254,148
250,000	4.000		05/15/39	250,145

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (FHLMC/FNMA/GNMA) (AA+/NR)(a)
330,000	2.400		11/01/30	312,664
310,000	2.500		05/01/31	294,375
320,000	2.550		11/01/31	303,691

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (FHLMC/FNMA/GNMA) (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,991,875

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA/GNMA) (AA+/NR)
865,000	3.600		05/01/32	880,370
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA/GNMA) (AA+/NR)
495,000	3.750	(a)	05/01/35	498,491
495,000	3.800	(a)	11/01/35	498,294

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA/GNMA) (AA+/NR) – (continued)
$ 495,000	3.850	%(a)	05/01/36	$498,349
490,000	3.900	(a)	11/01/36	493,369

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (FHMLC/FNMA/GNMA) (AA+/NR)(a)
245,000	3.050		11/01/28	245,238
220,000	3.150		11/01/29	220,843
240,000	3.250		11/01/30	240,574

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,205,000	4.100		11/01/36	1,228,072

Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,332,572

North Jefferson County MO Ambulance District GO Bonds Series 2022 (AG) (AA/NR)(a)
650,000	5.000		03/01/40	695,719

North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,221,865

O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	531,105
530,000	4.000		03/01/39	548,170
575,000	4.000		03/01/41	587,297

Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,684,299

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,666

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	390,945

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
750,000	4.000		03/01/39	758,487

Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,359,428

Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	629,641
1,600,000	3.000		03/01/35	1,607,741

Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250		12/01/36	1,122,618
1,055,000	5.250		12/01/37	1,177,052

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,054
410,000	3.450		07/01/32	410,045

Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	988,932

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
$1,500,000	5.000%		07/01/31	$1,639,964
1,355,000	5.000		07/01/32	1,492,377
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AG) (AA/A1)(a)
3,745,000	5.000		07/01/42	3,805,941

Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 (BAM) (AA/NR)(a)
1,465,000	4.000		04/01/40	1,473,543

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	540,321

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,348,303
1,220,000	5.000	(a)	07/01/28	1,259,334
1,400,000	5.000	(a)	07/01/30	1,444,866

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	481,929
475,000	4.000		11/01/35	485,392
815,000	4.000		11/01/36	830,818
845,000	4.000		11/01/37	856,957
920,000	4.000		11/01/38	930,252

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,300,000	2.125		04/01/39	1,862,823

St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,946,083

St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	744,324
695,000	5.000		02/01/38	778,334
730,000	5.000		02/01/39	808,176
670,000	5.000		02/01/40	736,406

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000		04/01/36	2,012,271
2,515,000	4.000		04/01/37	2,527,632

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,770,098

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,600,572

Strafford Fire Protection District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,125,000	5.000		03/01/40	1,178,860

Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	735,690

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
$ 710,000	3.000%		04/15/39	$646,945

Valley Park Fire Protection District MO GO Bonds (Pre-refunded) Series 2019 (NR/NR)(a)(b)
180,000	4.000		03/01/27	183,086

Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	576,505

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	454,454
500,000	4.000		03/01/37	503,853
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	478,148
560,000	3.000		03/01/37	528,432

Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
525,000	5.750		03/01/41	605,560
600,000	5.750		03/01/42	684,824

Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
625,000	5.000		04/15/35	705,887
440,000	5.000		04/15/37	489,064
855,000	5.000		04/15/38	945,031
500,000	5.000		04/15/39	548,797

Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	281,900
260,000	5.000		03/01/33	296,861
340,000	5.000	(a)	03/01/34	387,060
360,000	5.000	(a)	03/01/35	407,466
380,000	5.000	(a)	03/01/36	426,647
320,000	5.000	(a)	03/01/37	356,200
600,000	4.000	(a)	03/01/39	603,915

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,721
1,800,000	4.000		04/01/34	1,800,653

Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	429,213
435,000	4.000		03/01/39	447,913
455,000	4.000		03/01/40	465,230
495,000	4.000		03/01/42	499,031

Wright City R-II School District GO Bonds Series 2022 (AG) (AA/NR)(a)
1,055,000	6.000		03/01/34	1,257,430

				212,588,446

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Dakota(a) – 0.1%

North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
$ 105,000	3.150%	01/01/36	$102,564

Ohio(a) – 0.5%

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	599,294
715,000	3.000	12/01/35	676,468

			1,275,762

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $224,605,304)			$221,807,309

Shares	Dividend Rate		Value

Investment Company – 5.0%
State Street Institutional US Government Money Market Fund — Premier Class
11,858,088	4.014%		$11,858,088
(Cost $11,858,088)

TOTAL INVESTMENTS – 99.2%
(Cost $236,463,392)	$233,665,397

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%	1,891,117

NET ASSETS – 100.0%	$235,556,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Pre-refunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
WR	—Withdrawn Rating

38	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 100.7%

Alabama(a) – 1.0%

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
$1,000,000	5.000%		12/01/31	$1,078,331

Georgia(a) – 0.7%

University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (AA-/NR)
745,000	5.000		06/15/34	817,813

Indiana – 7.1%

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	444,967

City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 (BAM) (AA/NR)(a)
500,000	5.250		08/01/37	548,687
500,000	5.250		08/01/42	531,150

Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (BAM) (AA/NR)(a)
1,500,000	5.000		08/01/38	1,634,285

Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation—Subordinate) Series 2023 (BAM) (AA/NR)(a)
1,750,000	5.250		03/01/43	1,885,707

Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	631,802
600,000	6.000		07/15/37	685,708

Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,538,319

				7,900,625

Kansas – 88.1%

Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	581,583
585,000	5.000		09/01/28	619,928
415,000	5.000	(a)	09/01/29	444,682

Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
920,000	5.000		09/01/36	1,011,253

Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	2,000,000

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AG) (AA/Aa2)(a)
800,000	4.000		10/01/27	800,683

Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a)
705,000	5.000		04/01/37	799,959
745,000	5.000		04/01/38	838,238
780,000	5.000		04/01/39	870,292

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 (AG) (AA/NR)(a)
$ 830,000	4.000%		09/01/39	$842,286

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,023,182
500,000	4.000		09/01/31	511,298

Butler County Unified School District No. 402 Augusta GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
200,000	5.250		09/01/35	230,355
200,000	5.250		09/01/36	227,769
285,000	5.250		09/01/37	321,681
415,000	5.250		09/01/38	465,492

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AG) (AA/NR)
1,315,000	5.000		09/01/26	1,336,564

Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)(a)
1,000,000	5.000		09/01/38	1,136,585
1,000,000	5.000		09/01/39	1,127,258

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	614,564
650,000	4.000		12/01/30	665,973

City of Andover KS GO Bonds Series 2025 A (BAM) (AA/NR)(a)
635,000	4.000		10/01/38	656,086
655,000	4.000		10/01/39	671,951

City of Bel Aire KS GO Bonds Series 2025 (BAM) (AA/NR)(a)
510,000	4.000		11/01/40	521,717
530,000	4.000		11/01/41	538,652

City of Lawrence KS Water & Sewage System Revenue Bonds Series 2023 (NR/Aa2)(a)
1,500,000	4.000		11/01/40	1,507,569

City of Olathe KS Water & Sewer System Revenue Bonds Series 2025 (AA+/NR)(a)
2,035,000	4.000		07/01/38	2,100,200

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000		08/01/32	631,932

City of Valley Center KS GO Bonds (Refunding) Series 1 (AA/NR)(a)
500,000	5.000		12/01/37	567,710
530,000	5.000		12/01/38	598,373
550,000	5.000		12/01/39	615,667

County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,250,000	5.000		12/01/29	1,363,513
700,000	5.250	(a)	12/01/37	807,316

The accompanying notes are an integral part of these financial statements.	39

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
$ 750,000	4.000%	09/01/41	$757,969

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250	08/01/33	1,549,580
1,000,000	5.000	08/01/44	1,025,186

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	349,415

Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AG) (AA/NR)(a)
1,220,000	5.000	09/01/38	1,310,581
1,280,000	5.000	09/01/39	1,365,013

Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 (AG) (AA/A2)(a)
1,785,000	5.000	09/01/40	1,916,349

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,546,420

Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
1,000,000	5.000	08/01/47	1,018,099

Harvey County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
430,000	4.000	09/01/31	456,080
450,000	4.000	09/01/32	475,362

Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
925,000	5.000	09/01/36	1,006,975
510,000	5.000	09/01/37	552,255
1,495,000	5.000	09/01/42	1,573,172

Independence KS GO Bonds Series 2024 (SP-1+/NR)(a)
2,000,000	4.000	10/01/27	2,001,091

Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a)
585,000	5.500	09/01/33	652,770
620,000	5.500	09/01/34	688,861
655,000	5.500	09/01/35	724,421
500,000	5.500	09/01/38	546,214
1,000,000	5.500	09/01/43	1,063,086

+Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,012,579

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,004,388

Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	825,747

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,645,396
785,000	5.000%	10/01/42	853,593

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A3)(a)
$1,470,000	4.000	07/01/34	$1,515,950

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,889,315

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa3)(a)
2,000,000	4.000	03/01/31	2,001,121

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,794,037
1,335,000	4.000	07/01/37	1,337,396

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,177,385

Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,066,387

Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AG) (AA/NR)(a)
700,000	5.000	09/01/36	786,900
880,000	5.000	09/01/38	979,447
475,000	4.000	09/01/39	485,861

Miami County Unified School District No. 367 Osawatomie GO Bonds Series 2025 (BAM) (AA/A3)(a)
500,000	5.250	09/01/39	553,093

Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	180,824
380,000	3.000	09/01/40	338,668
320,000	3.000	09/01/41	280,284

Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
1,315,000	5.000	09/01/34	1,460,796

Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	09/01/43	786,409

Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	530,809
350,000	3.000	09/01/38	308,261
575,000	3.000	09/01/41	487,927

Sedgwick County KS Unified School District No. 261 GO Bonds (Refunding) Series A (AG) (AA/NR)(a)
2,170,000	5.000	11/01/37	2,448,224

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	983,273

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	485,378
1,000,000	4.000	09/01/31	1,000,761

40	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a) – (continued)
$ 1,065,000	5.000%	09/01/32	$1,066,655

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	306,323
650,000	4.000	09/01/30	664,484

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,534,436

Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,149,517
750,000	5.000	09/01/37	858,101

State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,299,987

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2004 (A+/NR)(a)(b)(c)
700,000	3.900	09/01/34	700,000

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000	09/01/45	2,000,566

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	1,952,385

Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.500	09/01/42	1,083,652

Washburn University KS Revenue Bonds Series A (Refunding) (AG) (AA/A1)
515,000	4.000	07/01/27	523,481
555,000	4.000	07/01/29	573,798

Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
2,365,000	5.000	12/01/35	2,367,644

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,035,908
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
$415,000	4.000	10/01/26	$415,397

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,001,366
1,000,000	4.250	09/01/39	999,990

Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AG) (AA/NR)(a)
525,000	5.000	09/01/40	565,269

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)

Wyandotte County Unified School District No. 500 Kansas City GO Bonds Series 2025 (BAM) (AA/A1)(a)
$1,500,000	5.000%	09/01/46	$1,586,382

			97,534,760

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000	04/01/27	333,496

Ohio(a) – 0.9%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	962,369

Texas(a) – 1.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	692,321

Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	544,381
500,000	5.250	02/15/39	540,637

			1,777,339

Wisconsin(a) – 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	545,870
500,000	5.000	12/01/39	542,382

			1,088,252

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $111,956,132)			$111,492,985

Shares	Dividend Rate		Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund — Premier Class
296,830	4.014%		$296,830
(Cost $296,830)

TOTAL INVESTMENTS – 101.0%
(Cost $112,252,962)			$111,789,815

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(1,068,248)

NET ASSETS – 100.0%			$110,721,567

The accompanying notes are an integral part of these financial statements.	41

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Rate shown is that which is in effect on October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2025.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund

42	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2025

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Assets:
Investments at value (identified cost $105,439,660, $202,111,902 and $152,423,742, respectively)	$243,237,204	$249,862,165	$188,326,561
Receivables:
Dividends	41,827	365,121	43,262
Fund shares sold	14,227	16,961	18,840
Other	7,816	7,925	6,160

Total Assets	243,301,074	250,252,172	188,394,823

Liabilities:
Due to custodian for bank overdraft	75,182	—	—
Payables:
Dividends	—	2,004	—
Fund shares redeemed	44,460	135,643	68,383
Advisory fees	81,634	64,476	81,401
Shareholder service fees	13,746	37,575	13,531
Deferred trustee fees	38,350	43,196	22,672
Professional fees	24,431	55,041	19,214
Administrative fees	28,062	29,551	22,385
Custody fees	19,109	16,449	16,182
Accrued expenses	45,085	20,199	39,936

Total Liabilities	370,059	404,134	283,704

Net Assets:
Paid-in capital	67,151,182	180,306,636	116,278,661
Total distributable earnings	175,779,833	69,541,402	71,832,458

Net Assets	$242,931,015	$249,848,038	$188,111,119

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,148,268	7,279,378	4,108,656
Net asset value (net assets/shares outstanding)	$58.56	$34.32	$45.78

The accompanying notes are an integral part of these financial statements.	43

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2025

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Assets:
Investments at value (identified cost $33,505,920, $1,297,798,710 and $31,260,225, respectively)	$37,481,835	$1,245,517,758	$30,920,768
Receivables:
Interest and dividends	23,419	10,567,519	130,520
Fund shares sold	—	751,691	184
Reimbursement from adviser	15,447	—	15,134
Other	20,247	38,263	953

Total Assets	37,540,948	1,256,875,231	31,067,559

Liabilities:
Payables:
Dividends	—	2,488,655	28,290
Fund shares redeemed	—	851,750	1,964
Professional fees	47,769	112,938	7,549
Custody fees	16,209	31,040	20,344
Advisory fees	13,041	376,522	13,225
Shareholder service fees	77	97,267	1,310
Deferred trustee fees	—	245,314	45,181
Administrative fees	4,483	146,361	3,637
Accrued expenses	20,447	160,925	20,367

Total Liabilities	102,026	4,510,772	141,867

Net Assets:
Paid-in capital	31,927,238	1,328,856,349	38,933,922
Total distributable earnings (loss)	5,511,684	(76,491,890)	(8,008,230)

Net Assets	$37,438,922	$1,252,364,459	$30,925,692

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	1,538,113	68,587,788	1,880,046
Net asset value (net assets/shares outstanding)	$24.34	$18.26	$16.45

44	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2025

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $367,640,303, $236,463,392 and $112,252,962, respectively)	$366,006,167	$233,665,397	$111,789,815
Receivables:
Interest and dividends	4,550,634	2,273,745	1,097,695
Fund shares sold	266,507	371,483	11
Reimbursement from adviser	—	—	2,220
Other	10,866	7,051	3,391

Total Assets	370,834,174	236,317,676	112,893,132

Liabilities:
Payables:
Investments purchased on an extended settlement basis	15,864,075	—	1,783,950
Dividends	764,491	461,582	234,724
Fund shares redeemed	132,214	11,546	1,955
Advisory fees	104,969	79,368	45,568
Deferred trustee fees	70,685	87,051	30,805
Administrative fees	41,384	27,303	12,897
Accrued expenses	117,458	94,312	61,666

Total Liabilities	17,095,276	761,162	2,171,565

Net Assets:
Paid-in capital	363,737,927	249,184,234	116,417,960
Total distributable earnings (loss)	(9,999,029)	(13,627,720)	(5,696,393)

Net Assets	$353,738,898	$235,556,514	$110,721,567

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	18,676,738	12,567,182	5,974,660
Net asset value (net assets/shares outstanding)	$18.94	$18.74	$18.53

The accompanying notes are an integral part of these financial statements.	45

THE COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2025

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Investment Income:
Dividends	$1,679,268	$7,211,054	$1,748,606

Total Investment Income	1,679,268	7,211,054	1,748,606

Expenses:
Advisory fees	963,880	766,647	998,897
Administration fees	331,334	351,380	276,019
Professional fees	120,324	124,740	99,891
Custody, accounting and administrative services	94,550	99,004	89,437
Shareholder servicing fees	79,312	230,938	80,895
Transfer Agent fees	63,430	92,720	50,614
Printing and mailing fees	27,158	27,976	26,001
Trustee fees	20,460	21,680	17,424
Registration fees	16,809	16,261	15,097
Other	16,320	17,738	14,018

Total Expenses	1,733,577	1,749,084	1,668,293

Net Investment Income (loss)	$(54,309)	$5,461,970	$80,313

Realized and unrealized gain (loss)
Net realized gain	38,206,394	21,612,739	35,979,789
Net change in unrealized gain (loss)	12,186,626	(8,088,449)	(23,352,716)

Net realized and unrealized gain	50,393,020	13,524,290	12,627,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,338,711	$18,986,260	$12,707,386

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2025

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Investment Income:
Interest	$—	$50,926,788	$1,011,806
Dividends	1,101,427	719,381	37,762

Total Investment Income	1,101,427	51,646,169	1,049,568

Expenses:
Advisory fees	153,805	4,328,622	151,712
Administration fees	52,870	1,665,742	41,721
Professional fees	31,475	568,061	22,661
Custody, accounting and administrative services	87,422	249,332	101,610
Shareholder servicing fees	374	562,857	8,642
Transfer Agent fees	30,173	71,297	33,692
Printing and mailing fees	18,268	82,165	13,329
Trustee fees	3,311	99,802	2,498
Registration fees	31,198	28,076	13,130
Amortization of offering costs	3,518	—	—
Other	9,675	65,836	5,260

Total Expenses	422,089	7,721,790	394,255
Less — expense reductions	(152,932)	—	(187,927)

Net Expenses	269,157	7,721,790	206,328

Net Investment Income	$832,270	$43,924,379	$843,240

Realized and unrealized gain (loss)
Net realized gain (loss)	1,569,285	(2,500,289)	2,126
Net change in unrealized gain (loss)	(1,351,655)	32,027,301	614,550

Net realized and unrealized gain	217,630	29,527,012	616,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,049,900	$73,451,391	$1,459,916

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2025

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$11,410,258	$7,189,439	$3,556,190
Dividends	564,684	359,586	83,236

Total Investment Income	11,974,942	7,549,025	3,639,426

Expenses:
Advisory fees	1,233,603	927,706	542,431
Administration fees	485,982	317,739	154,170
Professional fees	168,955	111,930	58,962
Custody, accounting and administrative services	131,614	107,486	90,029
Shareholder servicing fees	17,499	25,828	11,229
Transfer Agent fees	41,029	39,451	33,856
Printing and mailing fees	31,486	24,368	18,079
Trustee fees	29,594	19,346	9,400
Registration fees	18,010	8,756	6,357
Other	22,177	15,004	9,164

Total Expenses	2,179,949	1,597,614	933,677
Less — expense reductions	—	—	(148,814)

Net Expenses	2,179,949	1,597,614	784,863

Net Investment Income	$9,794,993	$5,951,411	$2,854,563

Realized and unrealized gain (loss)
Net realized loss	(1,679,134)	(1,975,353)	(680,970)
Net change in unrealized gain	8,527,895	5,536,813	2,256,627

Net realized and unrealized gain	6,848,761	3,561,460	1,575,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,643,754	$9,512,871	$4,430,220

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
From Operations:
Net investment income (loss)	$(54,309)	$272,035	$5,461,970	$6,712,120
Net realized gain	38,206,394	24,156,459	21,612,739	14,763,919
Net change in unrealized gain (loss)	12,186,626	54,913,637	(8,088,449)	40,396,183

Net increase in net assets resulting from operations	50,338,711	79,342,131	18,986,260	61,872,222

Distributions to Shareholders:

From distributable earnings	(24,472,210)	(10,062,498)	(20,497,486)	(14,174,780)

From Share Transactions:
Proceeds from sales of shares	18,401,817	40,524,142	19,572,666	44,754,515
Reinvestment of distributions	7,282,127	2,644,079	7,593,676	6,054,442
Cost of shares redeemed	(49,229,989)	(74,538,690)	(46,882,160)	(71,874,293)

Net decrease in net assets resulting from share transactions	(23,546,045)	(31,370,469)	(19,715,818)	(21,065,336)

TOTAL INCREASE (DECREASE)	2,320,456	37,909,164	(21,227,044)	26,632,106

Net Assets:
Beginning of year	240,610,559	202,701,395	271,075,082	244,442,976
End of year	$242,931,015	$240,610,559	$249,848,038	$271,075,082

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The MidCap Value Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(a)
From Operations:
Net investment income	$80,313	$194,191	$832,270	$718,223
Net realized gain	35,979,789	21,139,996	1,569,285	1,550,833
Net change in unrealized gain (loss)	(23,352,716)	30,371,691	(1,351,655)	5,327,570

Net increase in net assets resulting from operations	12,707,386	51,705,878	1,049,900	7,596,626

Distributions to Shareholders:

From distributable earnings	(21,299,639)	(14,721,469)	(2,472,601)	(713,823)

From Share Transactions:
Proceeds from sales of shares	16,254,681	22,088,176	2,316,767	33,751,127
Reinvestment of distributions	6,212,017	3,683,999	9,188	544
Cost of shares redeemed	(38,771,772)	(55,341,404)	(2,344,370)	(1,754,436)

Net increase (decrease) in net assets resulting from share transactions	(16,305,074)	(29,569,229)	(18,415)	31,997,235

TOTAL INCREASE (DECREASE)	(24,897,327)	7,415,180	(1,441,116)	38,880,038

Net Assets:
Beginning of year	213,008,446	205,593,266	38,880,038	—
End of year	$188,111,119	$213,008,446	$37,438,922	$38,880,038

(a)	Commenced operations on November 13, 2023.

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Bond Fund		The Short-Term Government Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
From Operations:
Net investment income	$43,924,379	$38,297,912	$843,240	$724,580
Net realized gain (loss)	(2,500,289)	(8,087,356)	2,126	(827,936)
Net change in unrealized gain	32,027,301	85,019,440	614,550	2,044,514

Net increase in net assets resulting from operations	73,451,391	115,229,996	1,459,916	1,941,158

Distributions to Shareholders:

From distributable earnings	(43,531,560)	(38,854,228)	(685,922)	(687,254)

From Share Transactions:
Proceeds from sales of shares	207,547,813	240,409,309	3,713,930	3,458,982
Reinvestment of distributions	13,792,074	11,765,193	434,392	474,939
Cost of shares redeemed	(188,212,344)	(183,047,041)	(3,807,725)	(6,559,205)

Net increase (decrease) in net assets resulting from share transactions	33,127,543	69,127,461	340,597	(2,625,284)

TOTAL INCREASE (DECREASE)	63,047,374	145,503,229	1,114,591	(1,371,380)

Net Assets:
Beginning of year	1,189,317,085	1,043,813,856	29,811,101	31,182,481
End of year	$1,252,364,459	$1,189,317,085	$30,925,692	$29,811,101

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The National Tax-Free Intermediate Bond Fund		The Missouri Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
From Operations:
Net investment income	$9,794,993	$9,129,948	$5,951,411	$5,577,926
Net realized loss	(1,679,134)	(4,384,423)	(1,975,353)	(2,833,454)
Net change in unrealized gain	8,527,895	26,251,783	5,536,813	18,945,752

Net increase in net assets resulting from operations	16,643,754	30,997,308	9,512,871	21,690,224

Distributions to Shareholders:

From distributable earnings	(9,789,286)	(9,094,454)	(5,970,763)	(5,572,583)

From Share Transactions:
Proceeds from sales of shares	48,240,386	77,626,801	41,053,424	51,413,847
Reinvestment of distributions	578,958	539,220	504,404	558,485
Cost of shares redeemed	(71,360,428)	(76,656,776)	(48,153,781)	(77,843,776)

Net increase (decrease) in net assets resulting from share transactions	(22,541,084)	1,509,245	(6,595,953)	(25,871,444)

TOTAL INCREASE (DECREASE)	(15,686,616)	23,412,099	(3,053,845)	(9,753,803)

Net Assets:
Beginning of year	369,425,514	346,013,415	238,610,359	248,364,162
End of year	$353,738,898	$369,425,514	$235,556,514	$238,610,359

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
From Operations:
Net investment income	$2,854,563	$2,820,409
Net realized loss	(680,970)	(1,277,009)
Net change in unrealized gain	2,256,627	8,668,643

Net increase in net assets resulting from operations	4,430,220	10,212,043

Distributions to Shareholders:

From distributable earnings	(2,862,613)	(2,820,482)

From Share Transactions:
Proceeds from sales of shares	7,106,261	19,675,485
Reinvestment of distributions	122,290	166,191
Cost of shares redeemed	(16,305,775)	(33,206,405)

Net decrease in net assets resulting from share transactions	(9,077,224)	(13,364,729)

TOTAL DECREASE	(7,509,617)	(5,973,168)

Net Assets:
Beginning of year	118,231,184	124,204,352
End of year	$110,721,567	$118,231,184

The accompanying notes are an integral part of these financial statements.	53

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	The Growth Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$52.75	$39.19	$36.54	$56.39	$42.32

Net investment income (loss)(a)	(0.01)	0.06	0.11	0.09	0.07

Net realized and unrealized gain (loss)	11.19	15.45	4.91	(9.74)	15.90

Total from investment operations	11.18	15.51	5.02	(9.65)	15.97

Distributions to shareholders from net investment income	(0.06)	(0.12)	(0.08)	(0.08)	(0.15)

Distributions to shareholders from net realized gains	(5.31)	(1.83)	(2.29)	(10.12)	(1.75)

Total distributions	(5.37)	(1.95)	(2.37)	(10.20)	(1.90)

Net asset value, end of year	$58.56	$52.75	$39.19	$36.54	$56.39

Total return(b)	22.43%	40.89%	14.59%	(20.81)%	38.86%

Net assets, end of year (in 000s)	$242,931	$240,611	$202,701	$175,127	$235,663

Ratio of net expenses to average net assets(c)	0.72%	0.73%	0.71%	0.74%	0.68%

Ratio of total expenses to average net assets(c)	0.72%	0.73%	0.71%	0.74%	0.68%

Ratio of net investment income (loss) to average net assets(c)	(0.02)%	0.12%	0.29%	0.23%	0.14%

Portfolio turnover rate	30%	31%	41%	36%	39%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

54	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$34.42	$28.73	$33.64	$36.21	$26.84

Net investment income(a)	0.71	0.81	0.84	0.89	0.82

Net realized and unrealized gain (loss)	1.82	6.58	(3.03)	(1.52)	9.34

Total from investment operations	2.53	7.39	(2.19)	(0.63)	10.16

Distributions to shareholders from net investment income	(0.74)	(0.75)	(0.92)	(0.90)	(0.79)

Distributions to shareholders from net realized gains	(1.89)	(0.95)	(1.80)	(1.04)	—

Total distributions	(2.63)	(1.70)	(2.72)	(1.94)	(0.79)

Net asset value, end of year	$34.32	$34.42	$28.73	$33.64	$36.21

Total return(b)	7.69%	26.48%	(7.21)%	(1.74)%	38.10%

Net assets, end of year (in 000s)	$249,848	$271,075	$244,443	$305,249	$346,369

Ratio of net expenses to average net assets(c)	0.68%	0.70%	0.70%	0.68%	0.66%

Ratio of total expenses to average net assets(c)	0.68%	0.70%	0.70%	0.68%	0.66%

Ratio of net investment income to average net assets(c)	2.14%	2.49%	2.64%	2.56%	2.44%

Portfolio turnover rate	52%	46%	46%	34%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	55

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The MidCap Growth Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$47.53	$39.98	$40.20	$59.47	$46.51

Net investment income(a)	0.02	0.04	0.13	0.07	0.06

Net realized and unrealized gain (loss)	3.00	10.45	0.44	(9.55)	15.06

Total from investment operations	3.02	10.49	0.57	(9.48)	15.12

Distributions to shareholders from net investment income	(0.04)	(0.14)	(0.10)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	(4.73)	(2.80)	(0.69)	(9.74)	(2.06)

Total distributions	(4.77)	(2.94)	(0.79)	(9.79)	(2.16)

Net asset value, end of year	$45.78	$47.53	$39.98	$40.20	$59.47

Total return(b)	6.11%	27.32%	1.40%	(18.58)%	33.46%

Net assets, end of year (in 000s)	$188,111	$213,008	$205,593	$215,768	$316,815

Ratio of net expenses to average net assets(c)	0.83%	0.83%	0.79%	0.77%	0.72%

Ratio of total expenses to average net assets(c)	0.83%	0.83%	0.79%	0.77%	0.72%

Ratio of net investment income to average net assets(c)	0.04%	0.09%	0.32%	0.15%	0.10%

Portfolio turnover rate	74%	60%	53%	63%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

56	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Value Fund
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
Per Share Data

Net asset value, beginning of period	$25.28	$20.00

Net investment income(b)	0.52	0.49

Net realized and unrealized gain	0.11	5.24

Total from investment operations	0.63	5.73

Distributions to shareholders from net investment income	(0.58)	(0.45)

Distributions to shareholders from net realized gains	(0.99)	—

Total distributions	(1.57)	(0.45)

Net asset value, end of period	$24.34	$25.28

Total return(c)	2.49%	28.82%

Net assets, end of period (in 000s)	$37,439	$38,880

Ratio of net expenses to average net assets(e)	0.70%	0.70	%(d)

Ratio of total expenses to average net assets(e)	1.10%	1.51	%(d)

Ratio of net investment income to average net assets(e)	2.16%	2.09	%(d)

Portfolio turnover rate	55%	91%

(a)	Commenced operations on November 13, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	57

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Bond Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$17.82	$16.60	$16.91	$20.65	$20.85

Net investment income(a)	0.65	0.59	0.55	0.47	0.46

Net realized and unrealized gain (loss)	0.43	1.23	(0.29)	(3.59)	(0.13)

Total from investment operations	1.08	1.82	0.26	(3.12)	0.33

Distributions to shareholders from net investment income	(0.64)	(0.60)	(0.57)	(0.52)	(0.53)

Distributions to shareholders from net realized gains	—	—	—	(0.10)	—

Total distributions	(0.64)	(0.60)	(0.57)	(0.62)	(0.53)

Net asset value, end of year	$18.26	$17.82	$16.60	$16.91	$20.65

Total return(b)	6.20%	11.05%	1.48%	(15.39)%	1.60%

Net assets, end of year (in 000s)	$1,252,364	$1,189,317	$1,043,814	$993,905	$1,233,445

Ratio of net expenses to average net assets(c)	0.64%	0.66%	0.66%	0.64%	0.60%

Ratio of total expenses to average net assets(c)	0.64%	0.66%	0.66%	0.64%	0.60%

Ratio of net investment income to average net assets(c)	3.63%	3.35%	3.14%	2.50%	2.20%

Portfolio turnover rate	13%	17%	15%	19%	25%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

58	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Short-Term Government Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$16.03	$15.40	$15.36	$16.85	$17.25

Net investment income(a)	0.45	0.37	0.30	0.19	0.15

Net realized and unrealized gain (loss)	0.32	0.61	0.05	(1.45)	(0.24)

Total from investment operations	0.77	0.98	0.35	(1.26)	(0.09)

Distributions to shareholders from net investment income	(0.35)	(0.35)	(0.31)	(0.23)	(0.30)

Distributions to shareholders from return of capital	—	—	—	—	(0.01)

Total distributions	(0.35)	(0.35)	(0.31)	(0.23)	(0.31)

Net asset value, end of year	$16.45	$16.03	$15.40	$15.36	$16.85

Total return(b)	4.96%	6.41%	2.34%	(7.52)%	(0.56)%

Net assets, end of year (in 000s)	$30,926	$29,811	$31,182	$54,192	$61,794

Ratio of net expenses to average net assets(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets(c)	1.30%	1.22%	1.10%	1.00%	1.03%

Ratio of net investment income to average net assets(c)	2.78%	2.34%	1.96%	1.17%	0.90%

Portfolio turnover rate	39%	18%	11%	22%	38%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	59

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$18.57	$17.46	$17.70	$20.30	$20.45

Net investment income(a)	0.51	0.46	0.38	0.31	0.31

Net realized and unrealized gain (loss)	0.37	1.11	(0.21)	(2.42)	(0.10)

Total from investment operations	0.88	1.57	0.17	(2.11)	0.21

Distributions to shareholders from net investment income	(0.51)	(0.46)	(0.38)	(0.31)	(0.32)

Distributions to shareholders from net realized gains	—	—	(0.03)	(0.18)	(0.04)

Total distributions	(0.51)	(0.46)	(0.41)	(0.49)	(0.36)

Net asset value, end of year	$18.94	$18.57	$17.46	$17.70	$20.30

Total return(b)	4.85%	8.99%	0.90%	(10.56)%	1.01%

Net assets, end of year (in 000s)	$353,739	$369,426	$346,013	$380,286	$461,668

Ratio of net expenses to average net assets(c)	0.62%	0.63%	0.62%	0.59%	0.57%

Ratio of total expenses to average net assets(c)	0.62%	0.63%	0.62%	0.59%	0.57%

Ratio of net investment income to average net assets(c)	2.77%	2.46%	2.09%	1.63%	1.52%

Portfolio turnover rate	34%	39%	16%	26%	28%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

60	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$18.45	$17.33	$17.58	$19.98	$20.12

Net investment income(a)	0.47	0.42	0.39	0.35	0.36

Net realized and unrealized gain (loss)	0.30	1.12	(0.25)	(2.40)	(0.14)

Total from investment operations	0.77	1.54	0.14	(2.05)	0.22

Distributions to shareholders from net investment income	(0.48)	(0.42)	(0.39)	(0.35)	(0.36)

Net asset value, end of year	$18.74	$18.45	$17.33	$17.58	$19.98

Total return(b)	4.23%	8.89%	0.70%	(10.37)%	1.07%

Net assets, end of year (in 000s)	$235,557	$238,610	$248,364	$312,838	$384,681

Ratio of net expenses to average net assets(c)	0.69%	0.70%	0.68%	0.63%	0.60%

Ratio of total expenses to average net assets(c)	0.69%	0.70%	0.68%	0.63%	0.60%

Ratio of net investment income to average net assets(c)	2.58%	2.26%	2.13%	1.84%	1.77%

Portfolio turnover rate	13%	29%	11%	19%	15%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	61

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of year	$18.26	$17.24	$17.48	$19.94	$20.11

Net investment income(a)	0.46	0.42	0.36	0.32	0.30

Net realized and unrealized gain (loss)	0.28	1.02	(0.24)	(2.46)	(0.17)

Total from investment operations	0.74	1.44	0.12	(2.14)	0.13

Distributions to shareholders from net investment income	(0.47)	(0.42)	(0.36)	(0.32)	(0.30)

Net asset value, end of year	$18.53	$18.26	$17.24	$17.48	$19.94

Total return(b)	4.10%	8.38%	0.63%	(10.82)%	0.64%

Net assets, end of year (in 000s)	$110,722	$118,231	$124,204	$148,837	$177,918

Ratio of net expenses to average net assets(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets(c)	0.83%	0.83%	0.77%	0.76%	0.72%

Ratio of net investment income to average net assets(c)	2.55%	2.30%	2.00%	1.71%	1.49%

Portfolio turnover rate	20%	28%	22%	12%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

62	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios. The Growth Fund, Value Fund, MidCap Growth Fund, MidCap Value Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each, individually, a “Fund” and collectively, the “Funds”). Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — Each Fund’s investments are valued based on market value, or where market quotations or pricing service prices are not readily available, based on fair value calculated according to procedures approved by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by significant events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D. Offering Costs — Offering costs paid in connection with the initial offering of shares of MidCap Value Fund have been amortized on a straight-line basis over 12 months from the date of commencement of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value and MidCap Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Segment Reporting — The Funds have adopted the Financial Accounting Standards Board Accounting Standards Update 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of their operations. Each Fund represents a single operating segment. The Adviser’s Investment Review Committee acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation with respect to the Funds. The CODM monitors each Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined on the lowest level input that is significant to the fair value measurement in its entirety. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature. There is no collateral held as of October 31, 2025.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2025:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$238,784,435	$—	$—
Exchange Traded Fund	4,452,769	—	—

Total	$243,237,204	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$239,370,350	$—	$—
Exchange Traded Fund	10,023,930	—	—
Investment Company	467,885	—	—

Total	$249,862,165	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$179,084,895	$—	$—
Exchange Traded Fund	8,164,019	—	—
Investment Company	1,077,647	—	—

Total	$188,326,561	$—	$—

MIDCAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$36,615,445	$—	$—
Exchange Traded Fund	760,375	—	—
Investment Company	106,015	—	—

Total	$37,481,835	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$129,661,838	$—
Municipal Bond Obligations	—	84,791,748	—
Mortgage-Backed Obligations	—	326,984,768	—
Corporate Obligations	—	451,981,760	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	237,734,981	4,860,594	—
Exchange Traded Fund	2,537,000
Investment Company	6,965,069	—	—

Total	$247,237,050	$998,280,708	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$272,114	$—
Mortgage-Backed Obligations	—	15,463,798	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,682,873	778,068	—
Investment Company	723,915	—	—

Total	$14,406,788	$16,513,980	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$351,360,865	$—
Investment Company	14,645,302	—	—

Total	$14,645,302	$351,360,865	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$221,807,309	$—
Investment Company	11,858,088	—	—

Total	$11,858,088	$221,807,309	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$111,492,985	$—
Investment Company	296,830	—	—

Total	$296,830	$111,492,985	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	In excess of $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	In excess of $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		In excess of $200 million

MidCap Growth	0.50%		0.40%
	First $200 million		In excess of $200 million

MidCap Value	0.40%		0.30%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2025, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.40%, 0.36%, 0.50%, 0.35%, 0.40% and 0.48%, for the Growth, Value, MidCap Growth, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, for all Funds (except The MidCap Growth Fund) so that

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

after such waivers and/or reimbursements, the maximum total operating expense ratios of the Funds on an annualized basis shall not exceed 1.00%, 0.70%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2026. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the for the fiscal year ended October 31, 2025.

Pursuant to the Amended and Restated Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as broker-dealers, banks, trust companies, employee benefit plan representatives, other financial institutions, or industry professionals (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the compensation earned by the Trustees’ for their services as Trustees. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$72,017,590	$—	$119,227,775

Value	—	133,935,932	—	167,850,356

MidCap Growth	—	147,524,004	—	183,426,423

MidCap Value	—	21,159,297	—	22,693,491

Bond	129,510,455	32,080,970	76,051,374	123,786,345

Short-Term Government	7,964,453	1,334,291	8,684,978	907,167

National Tax-Free Intermediate Bond	—	117,470,024	—	132,670,251

Missouri Tax-Free Intermediate Bond	—	29,695,481	—	47,307,269

Kansas Tax-Free Intermediate Bond	—	21,850,117	—	26,801,028

THE COMMERCE FUNDS

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Distributions paid from:
Ordinary income	$3,675,339	$9,085,462	$1,142,068	$2,431,384	$43,531,560
Net long-term capital gains	20,796,871	11,412,024	20,157,571	41,217	—
Total taxable distributions	$24,472,210	$20,497,486	$21,299,639	$2,472,601	$43,531,560

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$685,922	$692,244	$302,980	$69,804
Net long-term capital gains	—	—	—	—
Total taxable distributions	685,922	692,244	302,980	69,804
Total tax-exempt income distributions	$—	$9,097,042	$5,667,783	$2,792,809

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Growth	Value	MidCap Growth	MidCap Value(1)	Bond
Distributions paid from:
Ordinary income	$670,140	$6,196,161	$986,609	$713,823	$38,854,228
Net long-term capital gains	9,392,358	7,978,619	13,734,860	—	—
Total taxable distributions	$10,062,498	$14,174,780	$14,721,469	$713,823	$38,854,228

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$687,254	$635,653	$82,073	$46,278
Net long-term capital gains	—	—	—	—
Total taxable distributions	$687,254	$635,653	$82,073	$46,278
Total tax-exempt income distributions	$—	$8,458,801	$5,490,510	$2,774,204

(1)	For the period November 13, 2023 (commencement of operations) to October 31, 2024.

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Undistributed ordinary income — net	$1,587,788	$288,285	$345,502	$1,546,682	$2,686,518
Undistributed long-term capital gains	36,751,715	21,577,577	35,652,609	—	—
Total undistributed earnings	$38,339,503	$21,865,862	$35,998,111	$1,546,682	$2,686,518
Capital loss carryforward	—	—	—	—	(21,811,332)
Timing differences (Dividends Payable/Qualified Late Year Loss Deferral/Deferred Trustees’ Fees)	(242,816)	(74,727)	(68,465)	(10,913)	(2,750,059)
Unrealized gains (losses) — net	137,683,146	47,750,267	35,902,812	3,975,915	(54,617,017)
Total accumulated gains (losses) — net	$175,779,833	$69,541,402	$71,832,458	$5,511,684	$(76,491,890)

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$33,836	$—	$—	$—
Undistributed tax-exempt income	—	1,338,079	644,067	317,142
Undistributed long-term capital gains	—	—	—	—
Total undistributed earnings	$33,836	$1,338,079	$644,067	$317,142
Capital loss carryforward(1)	(7,757,787)	(8,968,944)	(10,972,802)	(5,292,316)
Timing differences (Dividends Payable/Qualified Late Year Loss Deferral/Deferred Trustees’ Fees)	(53,138)	(824,061)	(524,013)	(258,705)
Unrealized gains (losses) — net	(231,141)	(1,544,103)	(2,774,972)	(462,514)
Total accumulated gains (losses) — net	$(8,008,230)	$(9,999,029)	$(13,627,720)	$(5,696,393)

(1)	The Short-Term Government Fund utilized $115,455 of capital losses in the current fiscal year.

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(261,955)	$(355,494)	$(788,711)	$(2,052,974)	(199,907)
Perpetual Long-term	(21,549,377)	(7,402,293)	(8,180,233)	(8,919,828)	(5,092,409)
Total capital loss carryforwards:	$(21,811,332)	$(7,757,787)	$(8,968,944)	$(10,972,802)	$(5,292,316)

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond

Tax Cost	$105,554,058	$202,111,898	$152,423,749	$33,505,920	$1,300,134,775
Gross unrealized gain	139,149,175	53,565,211	41,265,539	4,636,931	17,436,443
Gross unrealized loss	(1,466,029)	(5,814,944)	(5,362,727)	(661,016)	(72,053,460)
Net unrealized security gain (loss)	$137,683,146	$47,750,267	$35,902,812	$3,975,915	$(54,617,017)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$31,151,909	$367,550,270	$236,440,369	$112,252,329
Gross unrealized gain	368,208	4,060,661	1,500,425	892,653
Gross unrealized loss	(599,349)	(5,604,764)	(4,275,397)	(1,355,167)
Net unrealized security loss	$(231,141)	$(1,544,103)	$(2,774,972)	$(462,514)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

The Midcap Value Fund reclassed $1,931 from paid in capital to distributable earnings for the year ending October 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from certain non-deductible expenses.

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by federal and certain state authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, (together, the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance. Declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may periodically experience lower valuations and reduced liquidity, which may adversely affect a Fixed Income Fund’s performance. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at a time or price that the Fixed Income Fund would like. A Fixed Income Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these actions could negatively affect a Fixed Income Fund’s performance.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

7. OTHER RISKS (continued)

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, trade disputes, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Additionally, as a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region. Geopolitical and other risks, including environmental and public health risks, may add instability in the world economy and market generally. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies.. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes.

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. Because the Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2025

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	359,033	888,391
Reinvestment of distributions	139,132	63,247
Shares redeemed	(911,633)	(1,561,929)

Net Decrease	(413,468)	(610,291)

	The Value Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	597,097	1,402,036
Reinvestment of distributions	227,249	195,526
Shares redeemed	(1,421,073)	(2,228,282)

Net Decrease	(596,727)	(630,720)

	The MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	359,354	491,656
Reinvestment of distributions	132,318	88,505
Shares redeemed	(864,648)	(1,240,724)

Net Decrease	(372,976)	(660,563)

	The MidCap Value Fund
	For the Fiscal Year Ended October 31, 2025	For the Period Ended October 31, 2024(a)
	Shares	Shares
Shares sold	95,037	1,610,453
Reinvestment of distributions	376	22
Shares redeemed	(95,459)	(72,316)

Net Increase (Decrease)	(46)	1,538,159

(a)	Commenced operations on November 13, 2023.

THE COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Bond Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	11,619,517	13,574,852
Reinvestment of distributions	768,763	664,334
Shares redeemed	(10,531,715)	(10,382,219)

Net Increase	1,856,565	3,856,967

	The Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	228,480	218,480
Reinvestment of distributions	26,732	30,016
Shares redeemed	(234,462)	(414,304)

Net Increase (Decrease)	20,750	(165,808)

	The National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	2,609,533	4,170,060
Reinvestment of distributions	31,163	28,926
Shares redeemed	(3,852,372)	(4,127,198)

Net Increase (Decrease)	(1,211,676)	71,788

	The Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	2,231,248	2,782,371
Reinvestment of distributions	27,377	30,140
Shares redeemed	(2,621,216)	(4,213,097)

Net Decrease	(362,591)	(1,400,586)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	389,967	1,073,661
Reinvestment of distributions	6,706	9,058
Shares redeemed	(895,822)	(1,814,462)

Net Decrease	(499,149)	(731,743)

THE COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The MidCap Value Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, except for The MidCap Value Fund which is for the year then ended and the period from November 13, 2023 (commencement of operations) to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended, except for The MidCap Value Fund which is for the year then ended and the period from November 13, 2023 to October 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error of fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error of fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce Funds investment companies since 1994.

Boston, Massachusetts

December 18, 2025

THE COMMERCE FUNDS

The Commerce Funds

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2025, 49.03%, 100%, 57.18%, and 90.53% of the dividends paid from net investment company taxable income by the Growth, MidCap Growth, MidCap Value and Value Funds respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2025, 47.43%, 100%, 39.38%, and 79.57% of the dividends paid from net investment company taxable income by the Growth, MidCap Growth, MidCap Value and Value Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2025, 0.66%, 5.33%, and 3.40% of the dividends paid from net investment company taxable income by the Growth, MidCap Value and Value Funds, respectively, qualifies as section 199A dividends.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, MidCap Growth, MidCap Value and Value Funds designate $20,796,871, $20,157,571, $41,217 and $11,412,024 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2025.

During the fiscal year ended October 31, 2025, the Growth, MidCap Growth, MidCap Value and Value Funds designate $3,409,622, $961,916, $1,532,219, and $3,403,526, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2025, 92.93%, 94.93%, and 97.56%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2025, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2025, the Bond and Short-Term Government Funds, designate 100% and 99.04%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

THE COMMERCE FUNDS

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

Not applicable for the reporting period.

More information about The Commerce Funds

is available free upon request. To obtain

literature, please write, visit the Funds website,

or call.

Commerce Funds

P.O. Box 219525

Kansas City, MO 64142-9525

Website: www.commercefunds.com

Telephone: 1-800-995-6365

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT	COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	Exhibit 99.CERT	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 7, 2026

/s/ Allison Fracchiolla
Allison Fracchiolla
Chief Accounting Officer
The Commerce Funds
January 7, 2026